     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007

                                                              FILE NO. 033-63731

                                                                       811-07387

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 24                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 14                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                         ICMG REGISTERED VARIABLE LIFE
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                          pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

OMNISOURCE(R)


GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(EST. OCTOBER 9, 1995)
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932


TELEPHONE: (800) 854-03384

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource(R) group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource(R) group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

X Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

X Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                    INVESTMENT DIVISION                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Investment Division                    Class O of the Alger American Growth Portfolio of The Alger
                                                              American Fund
 Alger American Small Capitalization Investment Division      Class O of the Alger American Small Capitalization Portfolio of The
                                                              Alger American Fund
 American Funds Global Growth Investment Division             Class 2 of the Global Growth Fund of American Funds Insurance
                                                              Series
 American Funds Global Small Capitalization Investment        Class 2 of the Global Small Capitalization Fund of American Funds
 Division                                                     Insurance Series
 American Funds Growth Investment Division                    Class 2 of the Growth Fund of American Funds Insurance Series
 American Funds International Investment Division             Class 2 of the International Fund of American Funds Insurance
                                                              Series
 American Funds Asset Allocation Investment Division          Class 2 of the Asset Allocation Fund of American Funds Insurance
                                                              Series
 DWS Equity 500 Index Investment Division                     Class A of the Equity 500 Index VIP of the DWS Investment VIT Funds
 DWS Small Cap Index Investment Division                      Class A of the Small Cap Index VIP of the DWS Investment VIT Funds
 Fidelity Variable Insurance Products Equity-Income           Initial Class of the Equity-Income Portfolio of the Fidelity
 Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW   Variable Insurance Products
 AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT
 VALUE)
 Fidelity Variable Insurance Products High Income Investment  Initial Class of the High Income Portfolio of the Fidelity Variable
 Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND          Insurance Products
 SUBSEQUENT PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT
 VALUE)
 Franklin Rising Dividends Securities Investment Division     Class 2 of the Franklin Rising Dividends Securities Fund of the
                                                              Franklin Templeton Variable Insurance Products Trust
 Franklin Small-Mid Cap Growth Securities Investment          Class 2 of the Franklin Small-Mid Cap Growth Securities Fund of the
 Division                                                     Franklin Templeton Variable Insurance Products Trust

                    INVESTMENT DIVISION                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Value Securities Investment Division      Class 2 of the Franklin Small Cap Value Securities Fund of the
                                                              Franklin Templeton Variable Insurance Products Trust
 Franklin Strategic Income Securities Investment Division     Class 1 of the Franklin Strategic Income Securities Fund of the
                                                              Franklin Templeton Variable Insurance Products Trust
 Franklin Templeton Mutual Shares Securities Investment       Class 2 of the Mutual Shares Securities Fund of the Franklin
 Division                                                     Templeton Variable Insurance Products Trust
 Templeton Growth Securities Investment Division              Class 2 of the Templeton Growth Securities Fund of the Franklin
                                                              Templeton Variable Insurance Products Trust
 Templeton Foreign Securities Investment Division             Class 2 of the Templeton Foreign Securities Fund of the Franklin
                                                              Templeton Variable Insurance Products Trust
 Hartford Advisers Investment Division                        Class IA of Hartford Advisers HLS Fund
 Hartford Capital Appreciation Investment Division            Class IA of Hartford Capital Appreciation HLS Fund
 (EFFECTIVE JUNE 15, 2005, CLOSED TO NEW AND SUBSEQUENT
 PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
 Hartford International Capital Appreciation Investment       Class IA of Hartford International Capital Appreciation HLS Fund
 Division
 Hartford Money Market Investment Division                    Class IA of Hartford Money Market HLS Fund
 Hartford SmallCap Value Investment Division                  Class IA of Hartford SmallCap Value HLS Fund
 Hartford Stock Investment Division                           Class IA of Hartford Stock HLS Fund
 Hartford Total Return Bond Investment Division               Class IA of Hartford Total Return Bond HLS Fund
 Hartford Value Opportunities Investment Division             Class IA of Hartford Value Opportunities HLS Fund
 Janus Aspen Mid Cap Growth Investment Division               Service Shares of the Mid Cap Growth Portfolio of the Janus Aspen
                                                              Series
 Janus Aspen International Growth Investment Division         Service Shares of the International Growth Portfolio of the Janus
 (EFFECTIVE SEPTEMBER 1, 2005, CLOSED TO NEW AND SUBSEQUENT   Aspen Series
 PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
 Janus Aspen Worldwide Growth Investment Division             Service Shares of the Worldwide Growth Portfolio of the Janus Aspen
                                                              Series
 Janus Aspen Balanced Investment Division                     Service Shares of the Balanced Portfolio of the Janus Aspen Series
 Janus Aspen Flexible Bond Investment Division                Service Shares of the Flexible Bond Portfolio of the Janus Aspen
                                                              Series
 JPMorgan Bond Investment Division                            JPMorgan Bond Portfolio of the J.P. Morgan Series Trust II
 JPMorgan International Equity Investment Division            JPMorgan International Equity Portfolio of the J.P. Morgan Series
                                                              Trust II
 JPMorgan Mid Cap Value Investment Division                   JPMorgan Mid Cap Value Portfolio of the J.P. Morgan Series Trust II
 JPMorgan Small Company Investment Division                   JPMorgan Small Company Portfolio of the J.P. Morgan Series Trust II
 JPMorgan U.S. Large Cap Core Equity Investment Division      JPMorgan U.S. Large Cap Core Equity Portfolio of the J.P. Morgan
                                                              Series Trust II
 MFS Core Equity Investment Division (formerly named "MFS     Initial Class of the MFS(R) Core Equity Series of the MFS(R)
 Capital Opportunities Investment Division")                  Variable Insurance Trust(SM) (Formerly named "MFS(R) Capital
                                                              Opportunities Series")
 MFS Emerging Growth Investment Division                      Initial Class of the MFS(R) Emerging Growth Series of the MFS(R)
                                                              Variable Insurance Trust(SM)
 MFS High Income Investment Division                          Initial Class of the MFS(R) High Income Series of the MFS(R)
                                                              Variable Insurance Trust(SM)
 MFS Investors Trust Investment Division                      Initial Class of the MFS(R) Investors Trust Series of the MFS(R)
                                                              Variable Insurance Trust(SM)
 MFS New Discovery Investment Division                        Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                              Variable Insurance Trust(SM)

                    INVESTMENT DIVISION                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Emerging Markets Equity Investment Division   Class I of the Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
 Morgan Stanley Core Plus Fixed Income Investment Division    Class I of the Core Plus Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
 Morgan Stanley High Yield Investment Division                Class I of the High Yield Portfolio of The Universal Institutional
                                                              Funds, Inc.
 Morgan Stanley Mid Cap Growth Investment Division            Class I of the Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
 Neuberger Berman Advisers Management Trust Lehman Brothers   Class I of the Lehman Brothers Short Duration Bond Portfolio series
 Short Duration Bond Investment Division (formerly named      of Neuberger Berman Advisers Management Trust (formerly named
 "Neuberger Berman Advisers Management Trust Limited          "Limited Maturity Bond Portfolio")
 Maturity Bond Investment Division") (EFFECTIVE JULY 5,
 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND
 TRANSFER OF INVESTMENT VALUE)


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource(R) Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource(R) product prospectus for details regarding available Funds.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



This policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.



Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principle amount invested.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  5
FEE TABLES                                                                     6
ABOUT US                                                                      12
  Hartford Life and Annuity Insurance Company                                 12
  ICMG Registered Variable Life Separate Account One                          12
  The Funds                                                                   12
CHARGES AND DEDUCTIONS                                                        16
YOUR CERTIFICATE                                                              17
PREMIUMS                                                                      18
DEATH BENEFITS AND POLICY VALUES                                              19
MAKING WITHDRAWALS FROM THE CERTIFICATE                                       21
TRANSFERS AMONG INVESTMENT DIVISIONS                                          22
LOANS                                                                         25
LAPSE AND REINSTATEMENT                                                       26
TERMINATION OF POLICY                                                         26
CONTRACT LIMITATIONS                                                          27
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                                       27
SUPPLEMENTAL BENEFITS                                                         27
OTHER MATTERS                                                                 27
FEDERAL TAX CONSIDERATION                                                     28
PERFORMANCE RELATED INFORMATION                                               32
LEGAL MATTERS                                                                 33
GLOSSARY OF SPECIAL TERMS                                                     34
WHERE YOU CAN FIND MORE INFORMATION                                           35

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

-   Option A -- Under Option A the death benefit is equal to the larger of:

        -   The Face Amount; and

        -   The Variable Insurance Amount.

-   Option B -- Under Option B the death benefit is equal to the larger of:

        -   The Face Amount plus the Cash Value; and

        -   The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 41 Investment Divisions that are currently available for investment under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

-   in a lump sum; or

-   over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one
    (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES

           CHARGE                          WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)               When you pay premium.                             9% of the premium paid.
Premium Tax Charge             When you pay premium.                             Generally, between 0% and 4% of any premium you
                                                                                 pay. The percentage we deductwill vary by locale
                                                                                 depending on the tax rates in effect there.
Deferred Acquisition Cost Tax  When you pay premium.                             1.25% of each premium you pay. We will adjust
Charge                                                                           the charge based on changes in theapplicable tax
                                                                                 law.
Partial Withdrawal Fee         When you take a withdrawal.                       $25 per partial withdrawal.

(1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:

       POLICY YEAR            CURRENT PERCENTAGE         MAXIMUM PERCENTAGE
-------------------------------------------------------------------------------
           1-7                       6.75%                       9%
           8+                        4.75%                       7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

           CHARGE                          WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance              Monthly.                                          Minimum Charge
Charges (1)                                                                      $0.16 per $1,000 of the net amount at risk for a
                                                                                 20-year-old female medically insured preferred
                                                                                 non-smoker in the first year.
                                                                                 Maximum Charge
                                                                                 $329.96 per $1,000 of the net amount at risk for
                                                                                 a 95-year-old male in the first year.
                                                                                 Charge for representative insureds
                                                                                 $0.84 per $1,000 of the net amount at risk for a
                                                                                 45-year-old male guaranteed issue standard
                                                                                 non-smoker in the first year.
Mortality and Expense Risk     Daily.                                            On an annual basis, .65% of the value of each
Charge                                                                           Investment Division's assets.
Administrative Charge          Monthly.                                          $10 per Coverage Month.
Rider Charges                  Monthly.                                          Currently no rider charges for this product.
Loan Interest Rate             Monthly if you have taken a loan on your          The maximum adjustable loan interest rate is the
                               Certificate.                                      greater of:
                                                                                 - 5%; and
                                                                                 - the Published Monthly Average for the calendar
                                                                                 month two (2) months prior to the date on which
                                                                                 we determine the adjustable loan interest rate.
                                                                                 (2)

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

(2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.


                         Annual FUND OPERATING EXPENSES



Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                0.29%              1.63%


                         ANNUAL FUND OPERATING EXPENSES


The next table shows the Total Annual Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average daily net assets, for the year ended December 31, 2006. Actual fees and expenses for the underlying Funds vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. This information as presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new premiums or transfers of Investment Value. Please refer to The Fund's section for more details.




                                           12B-1
                                       DISTRIBUTION
                                          AND/OR                       ACQUIRED
                         MANAGEMENT      SERVICING        OTHER        FUND FEES
                            FEES           FEES         EXPENSES     AND EXPENSES
----------------------------------------------------------------------------------
Alger American Growth
 Portfolio: Class O
 Shares (2)                  0.71  %         N/A           0.12  %         N/A
Alger American Small
 Capitalization
 Portfolio: Class O
 Shares (2)                  0.81  %         N/A           0.12  %         N/A
American Funds Global
 Growth Fund: Class 2
 (3)                         0.55  %        0.25  %        0.03  %         N/A
American Funds Global
 Small Capitalization
 Fund: Class 2 (3)           0.72  %        0.25  %        0.05  %         N/A
American Funds Growth
 Fund: Class 2 (3)           0.32  %        0.25  %        0.02  %         N/A
American Funds
 International Fund:
 Class 2 (3)                 0.50  %        0.25  %        0.04  %         N/A
American Funds Asset
 Allocation Fund:
 Class 2 (3)                 0.32  %        0.25  %        0.01  %         N/A
DWS Equity 500 Index
 VIP: Class A (4)(5)         0.29  %         N/A           0.00  %         N/A
DWS Small Cap Index
 VIP: Class A (4)(6)         0.45  %         N/A           0.05  %         N/A
Fidelity Variable
 Insurance Products
 Equity-Income
 Portfolio: Initial
 Class (1)(7)                0.47  %         N/A           0.10  %         N/A
Fidelity Variable
 Insurance Products
 High Income
 Portfolio: Initial
 Class (1)                   0.57  %         N/A           0.14  %         N/A
Franklin Rising
 Dividends Securities
 Fund: Class 2 (8)(9)        0.60  %        0.25  %        0.02  %        0.01  %
Franklin Small Mid-Cap
 Growth Securities
 Fund: Class 2 (8)           0.48  %        0.25  %        0.28  %        0.01  %
Franklin Small Cap
 Value Securities
 Fund: Class 2 (8)           0.51  %        0.25  %        0.17  %        0.03  %
Franklin Strategic
 Income Securities
 Fund: Class 1 (8)           0.39  %         N/A           0.24  %        0.01  %
Mutual Shares
 Securities Fund:
 Class 2                     0.60  %        0.25  %        0.21  %         N/A
Templeton Growth
 Securities Fund:
 Class 2 (9)                 0.74  %        0.25  %        0.04  %         N/A

                          TOTAL ANNUAL
                         FUND OPERATING
                        EXPENSES (BEFORE                         NET
                        CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                           WAIVERS OR        WAIVERS OR         FUND
                            EXPENSE           EXPENSE         OPERATING
                        REIMBURSEMENTS)    REIMBURSEMENTS     EXPENSES
----------------------  -------------------------------------------------
Alger American Growth
 Portfolio: Class O
 Shares (2)                   0.83   %           N/A             0.83  %
Alger American Small
 Capitalization
 Portfolio: Class O
 Shares (2)                   0.93   %           N/A             0.93  %
American Funds Global
 Growth Fund: Class 2
 (3)                          0.83   %           N/A             0.83  %
American Funds Global
 Small Capitalization
 Fund: Class 2 (3)            1.02   %           N/A             1.02  %
American Funds Growth
 Fund: Class 2 (3)            0.59   %           N/A             0.59  %
American Funds
 International Fund:
 Class 2 (3)                  0.79   %           N/A             0.79  %
American Funds Asset
 Allocation Fund:
 Class 2 (3)                  0.58   %           N/A             0.58  %
DWS Equity 500 Index
 VIP: Class A (4)(5)          0.29   %          0.01   %         0.28  %
DWS Small Cap Index
 VIP: Class A (4)(6)          0.50   %           N/A             0.50  %
Fidelity Variable
 Insurance Products
 Equity-Income
 Portfolio: Initial
 Class (1)(7)                 0.57   %           N/A             0.57  %
Fidelity Variable
 Insurance Products
 High Income
 Portfolio: Initial
 Class (1)                    0.71   %           N/A             0.71  %
Franklin Rising
 Dividends Securities
 Fund: Class 2 (8)(9)         0.88   %          0.01   %         0.87  %
Franklin Small Mid-Cap
 Growth Securities
 Fund: Class 2 (8)            1.03   %          0.01   %         1.02  %
Franklin Small Cap
 Value Securities
 Fund: Class 2 (8)            0.96   %          0.03   %         0.93  %
Franklin Strategic
 Income Securities
 Fund: Class 1 (8)            0.64   %          0.01   %         0.63  %
Mutual Shares
 Securities Fund:
 Class 2                      1.06   %           N/A             1.06  %
Templeton Growth
 Securities Fund:
 Class 2 (9)                  1.03   %           N/A             1.03  %

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                           12B-1
                                       DISTRIBUTION
                                          AND/OR                       ACQUIRED
                         MANAGEMENT      SERVICING        OTHER        FUND FEES
                            FEES           FEES         EXPENSES     AND EXPENSES
----------------------------------------------------------------------------------
Templeton Foreign
 Securities Fund:
 Class 2 (8)                 0.63%          0.25%          0.15%          0.03%
Hartford Advisers HLS
 Fund: Class IA              0.60%           N/A           0.04%           N/A
Hartford Capital
 Appreciation HLS
 Fund: Class IA (10)         0.63%           N/A           0.04%           N/A
Hartford International
 Capital Appreciation
 HLS Fund: Class IA          0.80%           N/A           0.08%           N/A
Hartford Money Market
 HLS Fund: Class IA
 (11)                        0.45%           N/A           0.03%           N/A
Hartford SmallCap
 Value HLS Fund: Class
 IA                          0.87%           N/A           0.12%           N/A
Hartford Stock HLS
 Fund: Class IA              0.46%           N/A           0.03%           N/A
Hartford Total Return
 Bond HLS Fund: Class
 IA                          0.46%           N/A           0.04%           N/A
Hartford Value
 Opportunities HLS
 Fund: Class IA              0.62%           N/A           0.02%           N/A
Janus Aspen Mid Cap
 Growth Portfolio:
 Service Shares (12)         0.64%          0.25%          0.06%           N/A
Janus Aspen
 International Growth
 Portfolio: Service
 Shares (12)(13)             0.64%          0.25%          0.07%           N/A
Janus Aspen Worldwide
 Growth Portfolio:
 Service Shares
 (12)(14)                    0.60%          0.25%          0.05%           N/A
Janus Aspen Balanced
 Portfolio: Service
 Shares (12)                 0.55%          0.25%          0.03%           N/A
Janus Aspen Flexible
 Bond Portfolio:
 Service Shares (12)         0.55%          0.25%          0.10%           N/A
JPMorgan Bond
 Portfolio
 (15)(16)(17)(18)            0.30%           N/A           0.45%          0.01%
JPMorgan International
 Equity Portfolio
 (15)(16)(18)                0.60%           N/A           0.60%          0.00%
JPMorgan Mid Cap Value
 Portfolio
 (15)(16)(17)(18)            0.70%           N/A           0.55%          0.01%
JPMorgan Small Company
 Portfolio
 (15)(16)(17)(18)            0.60%           N/A           0.55%          0.01%
JPMorgan U.S. Large
 Cap Core Equity
 Portfolio
 (15)(16)(18)                0.35%           N/A           0.50%          0.00%
MFS Core Equity
 Series: Initial Class
 (19)(20) (Formerly
 named "MFS Capital
 Opportunities
 Series")                    0.75%           N/A           0.17%           N/A
MFS Emerging Growth
 Series: Initial Class
 (19)                        0.75%           N/A           0.12%           N/A

                          TOTAL ANNUAL
                         FUND OPERATING
                        EXPENSES (BEFORE                         NET
                        CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                           WAIVERS OR        WAIVERS OR         FUND
                            EXPENSE           EXPENSE         OPERATING
                        REIMBURSEMENTS)    REIMBURSEMENTS     EXPENSES
----------------------  -------------------------------------------------
Templeton Foreign
 Securities Fund:
 Class 2 (8)                  1.06%             0.03%            1.03%
Hartford Advisers HLS
 Fund: Class IA               0.64%              N/A             0.64%
Hartford Capital
 Appreciation HLS
 Fund: Class IA (10)          0.67%              N/A             0.67%
Hartford International
 Capital Appreciation
 HLS Fund: Class IA           0.88%              N/A             0.88%
Hartford Money Market
 HLS Fund: Class IA
 (11)                         0.48%              N/A             0.48%
Hartford SmallCap
 Value HLS Fund: Class
 IA                           0.99%              N/A             0.99%
Hartford Stock HLS
 Fund: Class IA               0.49%              N/A             0.49%
Hartford Total Return
 Bond HLS Fund: Class
 IA                           0.50%              N/A             0.50%
Hartford Value
 Opportunities HLS
 Fund: Class IA               0.64%              N/A             0.64%
Janus Aspen Mid Cap
 Growth Portfolio:
 Service Shares (12)          0.95%              N/A             0.95%
Janus Aspen
 International Growth
 Portfolio: Service
 Shares (12)(13)              0.96%              N/A             0.96%
Janus Aspen Worldwide
 Growth Portfolio:
 Service Shares
 (12)(14)                     0.90%              N/A             0.90%
Janus Aspen Balanced
 Portfolio: Service
 Shares (12)                  0.83%              N/A             0.83%
Janus Aspen Flexible
 Bond Portfolio:
 Service Shares (12)          0.90%              N/A             0.90%
JPMorgan Bond
 Portfolio
 (15)(16)(17)(18)             0.76%              N/A             0.76%
JPMorgan International
 Equity Portfolio
 (15)(16)(18)                 1.20%              N/A             1.20%
JPMorgan Mid Cap Value
 Portfolio
 (15)(16)(17)(18)             1.26%              N/A             1.26%
JPMorgan Small Company
 Portfolio
 (15)(16)(17)(18)             1.16%              N/A             1.16%
JPMorgan U.S. Large
 Cap Core Equity
 Portfolio
 (15)(16)(18)                 0.85%              N/A             0.85%
MFS Core Equity
 Series: Initial Class
 (19)(20) (Formerly
 named "MFS Capital
 Opportunities
 Series")                     0.92%             0.02%            0.90%
MFS Emerging Growth
 Series: Initial Class
 (19)                         0.87%              N/A             0.87%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------



                                           12B-1
                                       DISTRIBUTION
                                          AND/OR                       ACQUIRED
                         MANAGEMENT      SERVICING        OTHER        FUND FEES
                            FEES           FEES         EXPENSES     AND EXPENSES
----------------------------------------------------------------------------------
MFS High Income
 Series: Initial Class
 (19)(20)(21)                0.75%           N/A           0.16%           N/A
MFS Investors Trust
 Series: Initial Class
 (19)                        0.75%           N/A           0.11%           N/A
MFS New Discovery
 Series: Initial Class
 (19)                        0.90%           N/A           0.13%           N/A
The Universal
 Institutional Funds,
 Inc. Emerging Markets
 Equity Portfolio:
 Class I (22)                1.23%           N/A           0.40%           N/A
The Universal
 Institutional Funds,
 Inc. Core Plus Fixed
 Income Portfolio:
 Class I (22)                0.38%           N/A            .30%           N/A
The Universal
 Institutional Funds,
 Inc. High Yield
 Portfolio: Class I
 (22)                        0.42%           N/A           0.45%           N/A
The Universal
 Institutional Funds,
 Inc. Mid Cap Growth
 Portfolio: Class I
 (22)                        0.75%           N/A           0.31%           N/A
Neuberger Berman
 Advisers Management
 Trust: Lehman
 Brothers Short
 Duration Bond
 Portfolio, Class I
 (formerly named
 "Limited Maturity
 Bond Portfolio")
 (1)(23)                     0.65%           N/A           0.10%           N/A

                          TOTAL ANNUAL
                         FUND OPERATING
                        EXPENSES (BEFORE                         NET
                        CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                           WAIVERS OR        WAIVERS OR         FUND
                            EXPENSE           EXPENSE         OPERATING
                        REIMBURSEMENTS)    REIMBURSEMENTS     EXPENSES
----------------------  -------------------------------------------------
MFS High Income
 Series: Initial Class
 (19)(20)(21)                 0.91%             0.03%            0.88%
MFS Investors Trust
 Series: Initial Class
 (19)                         0.86%              N/A             0.86%
MFS New Discovery
 Series: Initial Class
 (19)                         1.03%              N/A             1.03%
The Universal
 Institutional Funds,
 Inc. Emerging Markets
 Equity Portfolio:
 Class I (22)                 1.63%              N/A             1.63%
The Universal
 Institutional Funds,
 Inc. Core Plus Fixed
 Income Portfolio:
 Class I (22)                 0.68%              N/A             0.68%
The Universal
 Institutional Funds,
 Inc. High Yield
 Portfolio: Class I
 (22)                         0.87%              N/A             0.87%
The Universal
 Institutional Funds,
 Inc. Mid Cap Growth
 Portfolio: Class I
 (22)                         1.06%              N/A             1.06%
Neuberger Berman
 Advisers Management
 Trust: Lehman
 Brothers Short
 Duration Bond
 Portfolio, Class I
 (formerly named
 "Limited Maturity
 Bond Portfolio")
 (1)(23)                      0.75%              N/A             0.75%



(1) Effective July 5, 2000, closed to new or subsequent premium payments or transfer of Investment Value.



(2) Operating expenses shown are for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.



(3) The funds' investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the funds' board, but it is expected to continue at this level until further review. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the funds' prospectus and annual report.



                                                                         TOTAL
                         MANAGEMENT        12B-1          OTHER        OPERATING
                             FEE           FEES         EXPENSES       EXPENSES
----------------------------------------------------------------------------------
American Funds Global
 Growth Fund: Class 2        0.50%          0.25%          0.03%          0.78%
American Funds Global
 Small Capitalization
 Fund: Class 2               0.64%          0.25%          0.05%          0.94%
American Funds Growth
 Fund: Class 2               0.29%          0.25%          0.02%          0.56%
American Funds
 International Fund:
 Class 2                     0.45%          0.25%          0.04%          0.74%
American Funds Asset
 Allocation Fund:
 Class 2                     0.29%          0.25%          0.01%          0.55%



(4)  Includes 0.10% administration fee.



(5) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, 0.28% for Class A.



(6) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, Class A shares (0.48%).

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.



(8) The manager has agreed in advance to reduce its fee from assets invested in the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) Effective June 15, 2005, closed to new and subsequent premium payments and transfers of Investment Value.



(11) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.



(12) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charge.



(13) Effective September 1, 2005, closed to new and subsequent premium payments and transfers of Investment Value.



(14) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance adjustment is shown table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the Janus Aspen Series prospectus for additional information with further description in the Janus Aspen Series Statement of Additional Information.



(15) "Other Expenses" have been calculated based on the actual amounts incurred in the most recent fiscal year.



(16) JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75% for the JPMorgan Bond Portfolio; 1.20% for the JPMorgan International Equity Portfolio; 1.25% for the JPMorgan Mid Cap Value Portfolio; 1.15% for the JPMorgan Small Company Portfolio; and 0.85% for the JPMorgan U.S. Large Cap Core Equity Portfolio. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.75% for the JPMorgan Bond Portfolio; 1.25% for the JPMorgan Mid Cap Value Portfolio; and, 1.15% for the JPMorgan Small Company Portfolio.



(17) "Acquired Fund Fees and Expenses" are based on the allocation of the Fund's assets among the acquired funds calculated on a daily basis through the Fund's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds as well as allocation of the Fund's assets and may be higher or lower than those shown.



(18) The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.



(19) The fund has entered into an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Annual Operating Expenses" would be lower.



(20) MFS has agreed in writing to bear the fund's expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.



(21) Effective August 1, 2006, MFS has agreed in writing to reduce its management fee to 0.70% on average daily net assets up to $1 billion. During the fund's most recent fiscal year, this reduction amounted to 0.02%. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(22) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


     total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, as a percentage of the average daily net assets of each Portfolio's Class I shares do not exceed: 1.60% for the Emerging Markets Equity Portfolio; 0.70% for the Core Plus Fixed Income Portfolio; 0.80% for the High Yield Portfolio; and 1.05% for the Mid Cap Growth Portfolio. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such fee reductions, the "Management Fees", "12b-1 Fees", "Other Expenses" and "Total Operating Expenses" for certain Portfolios would be as follows:



                                                                         TOTAL
                         MANAGEMENT        12B-1          OTHER        OPERATING
                             FEE           FEES         EXPENSES       EXPENSES
----------------------------------------------------------------------------------
The Universal
 Institutional Funds,
 Inc. Emerging Markets
 Equity Portfolio:
 Class                       1.22%           N/A           0.40%          1.62%
The Universal
 Institutional Funds,
 Inc. High Yield
 Portfolio: Class I          0.35%           N/A           0.45%          0.80%
The Universal
 Institutional Funds,
 Inc. Mid Cap Growth
 Portfolio: Class I          0.74%           N/A           0.31%          1.05%



(23) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Lehman Brothers Short Duration Bond Portfolio. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York and Puerto Rico. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE


The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.


The Separate Account has 41 Investment Divisions dedicated to the Policies that are currently available for investment. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.


The following Portfolios are available under your Certificate:



ALGER AMERICAN GROWTH PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. (1)



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P Small Cap 600 Index. (1)



AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $3.5 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.



AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.



(1) Fund description is for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


DWS EQUITY 500 INDEX VIP: CLASS A -- seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500(R) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500(R) Index. The S&P 500(R) Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange. (2)




DWS SMALL CAP INDEX VIP: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000(R) Small Stock Index (the "Russell 2000(R) "). The Fund invests in a statistically selected sample of the securities found in the Russell 2000(R) and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000(R) . The Russell 2000(R) is composed of approximately 2,000 small-capitalization common stocks. (3)



FIDELITY(R) Variable Insurance Products Equity-Income Portfolio: Initial Class -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R) ). (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY(R) Variable Insurance Products High Income Portfolio: Initial Class -- Seeks a high level of current income, while also considering growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2 -- Seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.



FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.



FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2 -- Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities may be high yield lower rated and include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed and convertible securities.



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in equity securities of companies the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.



TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.



TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital. (EFFECTIVE JUNE 15, 2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks capital appreciation.



HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.



HARTFORD SMALLCAP VALUE HLS FUND: CLASS IA -- Seeks capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital.



HARTFORD TOTAL RETURN BOND HLS FUND: CLASS IA -- Seeks competitive total return, with income as a secondary objective.



HARTFORD VALUE OPPORTUNITIES HLS FUND: CLASS IA -- Seeks capital appreciation.



JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



(2) "S&P 500(R) " and "Standard & Poor's(R) " are trademarks of the McGraw-Hill Companies and have been licensed for use by Deutsche Asset Management, Inc.



(3) "Russell 2000(R) " is a trademark of the Frank Russell Company and has been licensed for use by Deutsche Asset Management, Inc.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES-- Seeks long-term growth of capital. (EFFECTIVE SEPTEMBER 1, 2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



JANUS ASPEN FLEXIBLE BOND PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with preservation of capital.



JPMORGAN BOND PORTFOLIO -- Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.



JPMORGAN INTERNATIONAL EQUITY PORTFOLIO -- Seeks to provide high total return from a portfolio of equity securities of foreign companies.



JPMORGAN MID CAP VALUE PORTFOLIO -- Seeks growth from capital appreciation.



JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks to provide high total return from a portfolio of small company stocks.



JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO -- Seeks to provide high total return from a portfolio of selected equity securities.



MFS CORE EQUITY SERIES: INITIAL CLASS (FORMERLY NAMED "MFS CAPITAL OPPORTUNITIES SERIES") -- Seeks capital appreciation.



MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks total return with an emphasis on high current income, but also considering capital appreciation.



MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO: CLASS I -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO: CLASS I -- Seeks long-term capital growth by investing primarily in common stocks and other equity securities.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO, CLASS I (FORMERLY NAMED "LIMITED MATURITY BOND PORTFOLIO") -- Seeks to provide the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment grade bonds and other debt securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. DWS Investments VIT Funds are managed by Deutsche Investment Management Americas Inc. and sub-advised by Northern Trust Investments, Inc. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Rising Dividends Securities Fund and Franklin Small Cap Value Fund are managed by Franklin Advisory Services, LLC. The Franklin Small-Mid Cap Growth Securities Fund and Franklin Strategic Income Securities Fund are managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford Stock HLS Fund, and Hartford Value Opportunities HLS Fund, are managed by HL Investment Advisors, LLC, sub-advised by Wellington Management Company, LLP. Hartford Money Market HLS Fund and Hartford Total Return Bond HLS Fund are managed by HL Investment Advisors, LLC, sub-advised by Hartford Investment Management Company. Hartford SmallCap Value HLS Fund is managed by HL Investment Advisors, LLC, sub-advised by Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Janus Aspen Series is managed by Janus Capital Management LLC. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS(R) Variable Insurance Trust is managed by MFS(R) Investment Management. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management. Series of Neuberger Berman Advisers Management Trust are managed by Neuberger Berman Management Inc., and the Lehman Brothers Short Duration Bond Portfolio series is sub-advised by Lehman Brothers Asset Management LLC.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in as of the record date. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Investment Divisions if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution, or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Deutsche Asset Management Inc., Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Fred Alger Management, Inc., Janus Distributors Inc., J.P. Morgan Investment Management, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Neuberger Berman Management Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with unaffiliated broker-dealers ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Policies will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (each a "Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions. All or a portion of the payments we make to Financial Intermediaries may be passed on to the Registered Representative according to a Financial Intermediaries' internal compensation practices.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation.


CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a sales charge, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a)  the administrative expense charge;

(b) the cost of insurance charge;

(c)  the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the net amount at risk; divided by

-   $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

-   the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

-   the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

-   the amount of any outstanding Debt;

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

-   any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

-   the total amount of premiums; or

-   the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

  Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations" Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

- Death Benefit Option A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.
- DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If your beneficiary elects to receive the Death Proceeds in a lump sum, We may transfer that amount to our General Account and issue the beneficiary a draftbook. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payment at request of beneficiary.

SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.
- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

-   to the most recent increase; then

-   successively to each prior increase, and then

-   to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value as of such date. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

If the partial withdrawal request is a percentage then we calculate proceeds of the partial withdrawal as of the Valuation Day we receive the request.

We currently impose a charge for processing partial withdrawals which is the lesser of:

-   2% of the amount withdrawn; and

-   $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT DIVISIONS


CAN YOU TRANSFER FROM ONE INVESTMENT DIVISION TO ANOTHER?



During those phases of your Certificate when transfers are permissible, you may make transfers between Investment Divisions according to the following policies and procedures, as they may be amended from time to time.



WHAT IS AN INVESTMENT DIVISION TRANSFER?



An Investment Division transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Funds available in your Certificate. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST AN INVESTMENT DIVISION TRANSFER?



Many Policy Owners and Certificate Owners request Investment Division transfers. Some request transfers into (purchases) a particular Investment Division, and others request transfers out of (redemptions) a particular Investment Division. In addition, some Policy Owners and Certificate Owners allocate Premium Payments to Investment Divisions, and others request Surrenders. We combine all the daily requests to transfer out of an Investment Division along with all Surrenders from that Investment Division and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Investment Division or Premium Payments allocated to that Investment Division and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors, Policy Owners and Certificate Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a Stock Fund Investment Division with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and Certificate Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE AN INVESTMENT DIVISION TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER REQUEST EACH DAY. We limit each Certificate Owner to one Investment Division transfer request each Valuation Day. We count all Investment Division transfer activity that occurs on any one Valuation Day as one "Investment Division transfer", however, you cannot transfer the same Investment Value more than once a Valuation Day.



For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Investment Division into another Investment Division, it would count as one Investment Division transfer.



- If, however, on a single day you transfer $10,000 out of one Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you chose), that day's transfer activity would count as one Investment Division transfer.



- Likewise, if on a single day you transferred $10,000 out of one Investment Division into ten other Investment Divisions (dividing the $10,000 among the ten other Investment Division however you chose), that day's transfer activity would count as one Investment Division transfer.



- Conversely, if you have $10,000 in Investment Value distribution among 10 different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division transfer.



- However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in a Money Market Fund Investment Division and you transfer all $10,000 into a Stock Fund Investment Division, on that same day you could not then transfer the $10,000 out of the Stock Fund Investment Division into another Investment Division.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 12 INVESTMENT DIVISION TRANSFERS EACH COVERAGE YEAR (THE "TRANSFER RULE") BY U.S. MAIL, SAME DAY MAIL, COURIER SERVICE OR WITH OUR PERMISSION, VIA FACSIMILE. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Investment Division transfer to remind you about the Transfer Rule.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Investment Division transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE INVESTMENT DIVISION TRANSFERS. You should not purchase this Certificate if you want to make frequent Investment Division transfers for any reason. In particular, don't purchase this Certificate if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Investment Division transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Investment Division transfers you have done under the Transfer Rule, you still may have your Investment Division transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the underlying Funds to identify a pattern or frequency of Investment Division transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Investment Division on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Investment Division transfer privileges until your next Certificate Anniversary. We do not differentiate between Certificate Owners when enforcing this policy.

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Investment Division transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Investment Division transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners and Certificate Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Investment Division transfers that are executed:
    (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Certificate; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Certificate Owners under this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Investment Division transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Certificate. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one
(1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

-   5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

-   you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

-   The Investment Value at the time of termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

-   the size of the plan;

-   the expected number of participants;

-   the anticipated premium payment from the plan;

-   the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

-   Add or remove any Investment Division;

-   Create new separate accounts;

-   Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

-   Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

     Hartford Life Private Placement
     (formerly named "International
     Corporate Marketing Group")
     Attn: Registered Products
     100 Campus Drive, Suite 250
     Florham Park, NJ 07932


FEDERAL TAX CONSIDERATIONS



INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the Certificate.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 standards.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.



Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.



The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each subaccount of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in an Owner's Investment Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either:
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



Employer-Owned Life Insurance, Non-Individual Owners and Business Beneficiaries of Policies



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j)-applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


    employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------

be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.


LEGAL MATTERS



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things, (i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative or us at 1-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

     Hartford Life Private Placement
     (formerly named "International Corporate Marketing Group")
     Attn: Registered Products
     100 Campus Drive, Suite 250
     Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F. Street, NE, Room 1580, Washington, DC 20549-0102. Please call the SEC at 202-551-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http: www.sec.gov.

811-07387

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
OMNISOURCE(R)
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One - OmniSource (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $321,225; 2005:
$294,417; and, 2004: $425,214. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO. See the Prospectus for more information about compensation.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                     PART A

THE ONE(R) PROVIDER(SM)


GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(EST. OCTOBER 9, 1995)
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932


TELEPHONE: 1-800-854-3384

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One Provider (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

X Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

X Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                    INVESTMENT DIVISION:                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond Investment Division        Class 1 of JPMorgan Insurance Trust Core Bond Portfolio
 JPMorgan Insurance Trust Government Bond Investment Division  Class 1 of JPMorgan Insurance Trust Government Bond Portfolio
 JPMorgan Insurance Trust Balanced Investment Division         Class 1 of JPMorgan Insurance Trust Balanced Portfolio
 JPMorgan Insurance Trust Intrepid Growth Investment Division  Class 1 of JPMorgan Insurance Trust Intrepid Growth Portfolio
 (formerly named "JPMorgan Insurance Trust Large Cap Growth    (formerly named "JPMorgan Insurance Trust Large Cap Growth
 Investment Division")                                         Portfolio 1")
 JPMorgan Insurance Trust Equity Index Investment Division     Class 1 of JPMorgan Insurance Trust Equity Index Portfolio
 JPMorgan Insurance Trust Diversified Equity Investment
 Division                                                      Class 1 of JPMorgan Insurance Trust Diversified Equity Portfolio
 JPMorgan Insurance Trust Diversified Mid Cap Growth           Class 1 of JPMorgan Insurance Trust Diversified Mid Cap Growth
 Investment Division                                           Portfolio
 JPMorgan Insurance Trust Intrepid Mid Cap Investment
 Division                                                      Class 1 of JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
 JPMorgan Insurance Trust Diversified Mid Cap Value            Class 1 of JPMorgan Insurance Trust Diversified Mid Cap Value
 Investment Division                                           Portfolio
 Fidelity Variable Insurance Products Equity-Income            Service Class of the Equity-Income Portfolio of the Fidelity
 Investment Division                                           Variable Insurance Products
 Fidelity Variable Insurance Products High Income Investment   Service Class of the High Income Portfolio of the Fidelity
 Division                                                      Variable Insurance Products
 Fidelity Variable Insurance Products Money Market Investment  Initial Class of the Money Market Portfolio of the Fidelity
 Division                                                      Variable Insurance Products
 Fidelity Variable Insurance Products Asset Manager            Service Class of the Asset Manager Portfolio of the Fidelity
 Investment Division                                           Variable Insurance Products
 Fidelity Variable Insurance Products Index 500 Investment     Initial Class of the Index 500 Portfolio of the Fidelity Variable
 Division                                                      Insurance Products
 Fidelity Variable Insurance Products Growth Opportunities     Service Class of the Growth Opportunities Portfolio of the
 Investment Division                                           Fidelity Variable Insurance Products
                                                               Class IB of the Putnam VT International Equity Fund of Putnam
 Putnam VT International Equity Investment Division            Variable Trust

                    INVESTMENT DIVISION:                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Vista Investment Division                           Class IB of the Putnam VT Vista Fund of Putnam Variable Trust
 Putnam VT Voyager Investment Division                         Class IB of the Putnam VT Voyager Fund of Putnam Variable Trust



If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



This policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.



Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principle amount invested.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     5
ABOUT US                                                                       8
  Hartford Life and Annuity Insurance Company                                  8
  ICMG Registered Variable Life Separate Account One                           8
  The Funds                                                                    8
CHARGES AND DEDUCTIONS                                                        11
YOUR CERTIFICATE                                                              12
PREMIUMS                                                                      13
DEATH BENEFITS AND POLICY VALUES                                              14
MAKING WITHDRAWALS FROM THE CERTIFICATE                                       16
TRANSFERS AMONG INVESTMENT DIVISIONS                                          16
LOANS                                                                         20
LAPSE AND REINSTATEMENT                                                       20
TERMINATION OF POLICY                                                         21
CONTRACT LIMITATIONS                                                          21
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                                       22
SUPPLEMENTAL BENEFITS                                                         22
OTHER MATTERS                                                                 22
FEDERAL TAX CONSIDERATIONS                                                    23
PERFORMANCE RELATED INFORMATION                                               27
LEGAL MATTERS                                                                 28
GLOSSARY OF SPECIAL TERMS                                                     29
WHERE YOU CAN FIND MORE INFORMATION                                           30

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

-   Option A -- Under Option A the death benefit is equal to the larger of:

       -   The Face Amount; and

       -   The Variable Insurance Amount.

-   Option B -- Under Option B the death benefit is equal to the larger of:

       -   The Face Amount plus the Cash Value; and

       -   The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

-   in a lump sum; or

-   over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one
    (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES

           CHARGE                          WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)               When you pay premium.                             9% of the premium paid.
Premium Tax Charge             When you pay premium.                             Generally, between 0% and 4% of any premium you
                                                                                 pay. The percentage we deduct will vary by
                                                                                 locale depending on the tax rates in effect
                                                                                 there.
Deferred Acquisition Cost Tax  When you pay premium.                             1.25% of each premium you pay. We will adjust
Charge                                                                           the charge based on changes in the applicable
                                                                                 tax law.
Partial Withdrawal Fee         When you take a withdrawal.                       $25 per partial withdrawal.

(1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:

       POLICY YEAR            CURRENT PERCENTAGE         MAXIMUM PERCENTAGE
-------------------------------------------------------------------------------
           1-7                       6.75%                       9%
           8+                        4.75%                       7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

           CHARGE                          WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charges (1)  Monthly.                                          Minimum Charge
                                                                                 $0.16 per $1,000 of the net amount at risk for a
                                                                                 20-year-old female medically insured preferred
                                                                                 non-smoker in the first year.
                                                                                 Maximum Charge
                                                                                 $329.96 per $1,000 of the net amount at risk for
                                                                                 a 95-year-old male in the first year.
                                                                                 Charge for representative insureds
                                                                                 $0.84 per $1,000 of the net amount at risk for a
                                                                                 45-year-old male guaranteed issue standard
                                                                                 non-smoker in the first year.
Mortality and Expense Risk     Daily.                                            On an annual basis, .65% of the value of each
Charge                                                                           Investment Division's assets.
Administrative Charge          Monthly.                                          $10 per Coverage Month.
Rider Charges                  Monthly.                                          Currently no rider charges for this product.
Loan Interest Rate             Monthly if you have taken a loan on your          The maximum adjustable loan interest rate is the
                               Certificate.                                      greater of:
                                                                                 - 5%; and
                                                                                 - the Published Monthly Average for the calendar
                                                                                 month two (2) months prior to the date on which
                                                                                 we determine the adjustable loan interest rate.
                                                                                 (2)

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

(2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.


                         ANNUAL FUND OPERATING EXPENSES



Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.10%              1.18%

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                         ANNUAL FUND OPERATING EXPENSES



The next table shows the Total Annual Operating Expenses for each underlying Fund. The fees and expenses are expressed as a per-centage of average daily net assets, for the year ended December 31, 2006. Actual fees and expenses for the underlying Funds vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Operating Expenses listed be-low. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. This information is presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its en-tirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new premiums or transfers of Investment Value. Please refer to The Fund's section for more details.




                                                           12B-1
                                                       DISTRIBUTION                    ACQUIRED
                                                          AND/OR                         FUND
                                         MANAGEMENT      SERVICING        OTHER        FEES AND
                                            FEES           FEES         EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond           0.40%          N/A            0.20%          0.02%
 Portfolio -- Class 1 (1)(2)(3)(4)
JPMorgan Insurance Trust Government          0.40%          N/A            0.22%          0.01%
 Bond Portfolio -- Class 1
 (1)(2)(3)(4)
JPMorgan Insurance Trust Balanced            0.55%          N/A            0.18%          0.00%
 Portfolio -- Class 1 (1)(4)
JPMorgan Insurance Trust Intrepid            0.65%          N/A            0.21%          0.00%
 Growth Portfolio --Class 1 (formerly
 named "JPMorgan Insurance Trust Large
 Cap Growth Portfolio 1") (1)(4)
JPMorgan Insurance Trust Equity Index        0.25%          N/A            0.30%          0.00%
 Portfolio --Class 1 (1)(4)
JPMorgan Insurance Trust Diversified         0.55%          N/A            0.25%          0.00%
 Equity Portfolio - - Class 1 (1)(4)
JPMorgan Insurance Trust Diversified         0.65%          N/A            0.26%          0.00%
 Mid Cap Growth Portfolio -- Class 1
 (1)(4)
JPMorgan Insurance Trust Intrepid Mid        0.65%          N/A            0.33%          0.00%
 Cap Portfolio - - Class 1 (1)(4)
JPMorgan Insurance Trust Diversified         0.65%          N/A            0.27%          0.01%
 Mid Cap Value Portfolio -- Class 1
 (1)(2)(3)(4)
Fidelity Variable Insurance Products         0.47%          0.10%          0.10%          N/A
 Equity-Income Portfolio -- Service
 Class (5)
Fidelity Variable Insurance Products         0.57%          0.10%          0.14%          N/A
 High Income Portfolio -- Service
 Class
Fidelity Variable Insurance Products         0.23%          N/A            0.10%          N/A
 Money Market Portfolio -- Initial
 Class
Fidelity Variable Insurance Products         0.52%          0.10%          0.14%          N/A
 Asset Manager Portfolio -- Service
 Class (5)

                                          TOTAL ANNUAL
                                         FUND OPERATING
                                        EXPENSES (BEFORE                         NET
                                        CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                                           WAIVERS OR        WAIVERS OR         FUND
                                            EXPENSE           EXPENSE         OPERATING
                                        REIMBURSEMENTS)    REIMBURSEMENTS     EXPENSES
--------------------------------------  -------------------------------------------------
JPMorgan Insurance Trust Core Bond            0.62%             N/A              0.62%
 Portfolio -- Class 1 (1)(2)(3)(4)
JPMorgan Insurance Trust Government           0.63%             0.02%            0.61%
 Bond Portfolio -- Class 1
 (1)(2)(3)(4)
JPMorgan Insurance Trust Balanced             0.73%             N/A              0.73%
 Portfolio -- Class 1 (1)(4)
JPMorgan Insurance Trust Intrepid             0.86%             N/A              0.86%
 Growth Portfolio --Class 1 (formerly
 named "JPMorgan Insurance Trust Large
 Cap Growth Portfolio 1") (1)(4)
JPMorgan Insurance Trust Equity Index         0.55%             0.15%            0.40%
 Portfolio --Class 1 (1)(4)
JPMorgan Insurance Trust Diversified          0.80%             N/A              0.80%
 Equity Portfolio - - Class 1 (1)(4)
JPMorgan Insurance Trust Diversified          0.91%             0.01%            0.90%
 Mid Cap Growth Portfolio -- Class 1
 (1)(4)
JPMorgan Insurance Trust Intrepid Mid         0.98%             0.08%            0.90%
 Cap Portfolio - - Class 1 (1)(4)
JPMorgan Insurance Trust Diversified          0.93%             0.02%            0.91%
 Mid Cap Value Portfolio -- Class 1
 (1)(2)(3)(4)
Fidelity Variable Insurance Products          0.67%             N/A              0.67%
 Equity-Income Portfolio -- Service
 Class (5)
Fidelity Variable Insurance Products          0.81%             N/A              0.81%
 High Income Portfolio -- Service
 Class
Fidelity Variable Insurance Products          0.33%             N/A              0.33%
 Money Market Portfolio -- Initial
 Class
Fidelity Variable Insurance Products          0.76%             N/A              0.76%
 Asset Manager Portfolio -- Service
 Class (5)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------



                                                           12B-1
                                                       DISTRIBUTION                    ACQUIRED
                                                          AND/OR                         FUND
                                         MANAGEMENT      SERVICING        OTHER        FEES AND
                                            FEES           FEES         EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products         0.10%          N/A            0.00%          N/A
 Index 500 Portfolio -- Initial Class
 (6)
Fidelity Variable Insurance Products         0.57%          0.10%          0.15%          N/A
 Growth Opportunities Portfolio --
 Service Class (7)
Putnam VT International Equity Fund --       0.74%          0.25%          0.19%          0.00%
 Class IB Shares
Putnam VT Vista Fund --Class IB Shares       0.65%          0.25%          0.15%          0.00%
Putnam VT Voyager Fund --Class IB            0.59%          0.25%          0.07%          0.00%
 Shares

                                          TOTAL ANNUAL
                                         FUND OPERATING
                                        EXPENSES (BEFORE                         NET
                                        CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                                           WAIVERS OR        WAIVERS OR         FUND
                                            EXPENSE           EXPENSE         OPERATING
                                        REIMBURSEMENTS)    REIMBURSEMENTS     EXPENSES
--------------------------------------  -------------------------------------------------
Fidelity Variable Insurance Products          0.10%             N/A              0.10%
 Index 500 Portfolio -- Initial Class
 (6)
Fidelity Variable Insurance Products          0.82%             N/A              0.82%
 Growth Opportunities Portfolio --
 Service Class (7)
Putnam VT International Equity Fund --        1.18%             N/A              1.18%
 Class IB Shares
Putnam VT Vista Fund --Class IB Shares        1.05%             N/A              1.05%
Putnam VT Voyager Fund --Class IB             0.91%             N/A              0.91%
 Shares



(1) "Other Expenses" have been calculated on the actual amounts incurred in the most recent fiscal year except that these expenses have been restated to reflect several new fee arrangements with fund service providers which were implented in the past fiscal year, but which were not in place for the entire year.



(2) "Acquired Fund Fees and Expenses" are based on the allocation of the Fund's assets among the acquired funds calculated on a daily basis through the Fund's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds as well as allocation of the Fund's assets and may be higher or lower than those shown.



(3) The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.



(4) JPMorgan Investment Advisors Inc. and JPMorgan Funds Management Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.78% for the JPMorgan Insurance Trust Balanced Portfolio; 0.60% for the JPMorgan Insurance Trust Core Bond Portfolio; 0.80% for the JPMorgan Insurance Trust Diversified Equity Portfolio; 0.90% for the JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio; 0.90% for the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio; 0.40% for the JPMorgan Insurance Trust Equity Index Portfolio; 0.60% for the JPMorgan Insurance Trust Government Bond Portfolio; 0.90% for the JPMorgan Insurance Trust Intrepid Growth Portfolio; and, 0.90% for the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio; of the average daily net assets through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.60% for the JPMorgan Insurance Trust Core Bond Portfolio; 0.92% for the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio; and, 0.62% for the JPMorgan Insurance Trust Government Bond Portfolio of the average daily net assets for Class 1 Shares.



(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.66% for the Equity Income Portfolio; and, 0.74% for the Asset Manager Portfolio. These offsets may be discontinued at any time.



(6) Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including these reductions, the total class operating expenses would have been 0.78% for the Growth Opportunities Portfolio. These offsets may be discontinued at any time.

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, and the District of Columbia, except New York and Puerto Rico. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE


The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.


The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS


The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are sold exclusively to separate accounts of insurance companies for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although they may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.



We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Portfolios and the Portfolios' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Portfolios' prospectuses in this Prospectus.



The following Portfolios are available under your Certificate:



JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO: CLASS 1 -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.



JPMORGAN INSURANCE TRUST GOVERNMENT BOND PORTFOLIO: CLASS 1 -- The Portfolio seeks a high level of current income with liquidity and safety of principal. Under normal circumstances, the Portfolio will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities.



JPMORGAN INSURANCE TRUST BALANCED PORTFOLIO: CLASS 1 -- The Portfolio seeks to provide total return while preserving capital. The Portfolio allocates its assets among various types of equity and fixed income investments.



JPMORGAN INSURANCE TRUST INTREPID GROWTH PORTFOLIO: CLASS 1 (FORMERLY NAMED "JPMORGAN INSURANCE TRUST LARGE CAP GROWTH PORTFOLIO 1") --The Portfolio seeks to provide long-term capital growth. Under normal circumstances, the Portfolio invests primarily in equity investments of large- and mid-capitalization companies.



JPMORGAN INSURANCE TRUST EQUITY INDEX PORTFOLIO: CLASS 1 -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). (2)



JPMORGAN INSURANCE TRUST DIVERSIFIED EQUITY PORTFOLIO: CLASS 1 -- The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. companies.



JPMORGAN INSURANCE TRUST DIVERSIFIED MID CAP GROWTH PORTFOLIO: CLASS 1 -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks both of which are convertible to common stock.



(1) In the future, shares of the JPMorgan Insurance Trust Portfolios may also be sold to qualified pension and retirement plans for the benefit of plan participants.



(2) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with JPMorgan Insurance Trust.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO: CLASS 1 -- The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies.



JPMORGAN INSURANCE TRUST DIVERSIFIED MID CAP VALUE PORTFOLIO: CLASS 1 -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible to common stock.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: SERVICE CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R) ).



FIDELITY(R) VARIABLE INSURANCE PRODUCTS HIGH INCOME PORTFOLIO: SERVICE CLASS -- Seeks a high level of current income, while also considering growth of capital.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS MONEY MARKET PORTFOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preservation of capital and liquidity.



FIDELITY(R) Variable Insurance Products Asset Manager(SM) Portfolio: Service Class -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO: INITIAL CLASS -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500(SM) Index (S&P 500(R) ).



FIDELITY(R) VARIABLE INSURANCE PRODUCTS GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth.



PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.



PUTNAM VT VISTA FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Portfolios accompanying this Prospectus for more detailed information. Each Portfolio is subject to certain investment restrictions, which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses for each of the Portfolios.



INVESTMENT ADVISERS -- JPMorgan Investment Advisors Inc., an indirect wholly owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to JPMorgan Insurance Trust. Fidelity Management & Research Company is the investment adviser to the Fidelity Variable Insurance Products Fund. Putnam Investment Management, LLC serves as the investment manager of Putnam Variable Trust.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another underlying portfolio. There are certain risks associated with mixed and shared funding.



VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in as of the record date. We will send you proxy materials and instructions for you to provide voting instructions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Investment Divisions if the board of directors of any Fund determines that such actions are prudent. Unless

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Deutsche Asset Management Inc., Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Fred Alger Management, Inc., Janus Distributors Inc., J.P. Morgan Investment Management, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Neuberger Berman Management Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with unaffiliated broker-dealers ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Policies will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (each a "Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions. All or a portion of the payments we make to Financial Intermediaries may be passed on to the Registered Representative according to a Financial Intermediaries' internal compensation practices.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a)  the administrative expense charge;

(b) the cost of insurance charge;

(c)  the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(A) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(B) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the net amount at risk; divided by

-   $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(C) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

-   the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

-   the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

-   the amount of any outstanding Debt;

-   any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

-   the total amount of premiums; or

-   the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Money Market Investment Division if you selected it as an initial allocation option.

We will allocate any additional premiums received prior to the expiration of the right to examine period to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions, according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

- DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

- DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If your beneficiary elects to receive the Death Proceeds in a lump sum, We may transfer that amount to Our General Account and issue the beneficiary a draftbook. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payout at request of beneficiary.

SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

-   to the most recent increase; then

-   successively to each prior increase, and then

-   to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

If the partial withdrawal request is a percentage, then we calculate the proceeds of the partial withdrawal as of the Valuation Day we receive the request.

We currently impose a charge for processing partial withdrawals which is the lesser of:

-   2% of the amount withdrawn; and

-   $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS


CAN YOU TRANSFER FROM ONE INVESTMENT DIVISION TO ANOTHER?



During those phases of your Certificate when transfers are permissible, you may make transfers between Investment Divisions according to the following policies and procedures, as they may be amended from time to time.



WHAT IS AN INVESTMENT DIVISION TRANSFER?



An Investment Division transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Funds available in your Certificate. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST AN INVESTMENT DIVISION TRANSFER?



Many Policy Owners and Certificate Owners request Investment Division transfers. Some request transfers into (purchases) a particular Investment Division, and others request transfers out of (redemptions) a particular Investment Division. In addition, some Policy Owners and Certificate Owners allocate Premium Payments to Investment Divisions, and others request Surrenders. We combine all the daily requests to transfer out of an Investment Division along with all Surrenders from that Investment Division and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Investment Division or Premium Payments allocated to that Investment Division and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors, Policy Owners and Certificate Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a Stock Fund Investment Division with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and Certificate Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE AN INVESTMENT DIVISION TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER REQUEST EACH DAY. We limit each Certificate Owner to one Investment Division transfer request each Valuation Day. We count all Investment Division transfer activity that occurs on any one Valuation Day as one "Investment Division transfer", however, you cannot transfer the same Investment Value more than once a Valuation Day.



For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Investment Division into another Investment Division, it would count as one Investment Division transfer.



- If, however, on a single day you transfer $10,000 out of one Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you chose), that day's transfer activity would count as one Investment Division transfer.



- Likewise, if on a single day you transferred $10,000 out of one Investment Division into ten other Investment Divisions (dividing the $10,000 among the ten other Investment Division however you chose), that day's transfer activity would count as one Investment Division transfer.



- Conversely, if you have $10,000 in Investment Value distribution among 10 different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division transfer.



- However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in a Money Market Fund Investment Division and you transfer all $10,000 into a Stock Fund Investment Division, on that same day you could not then transfer the $10,000 out of the Stock Fund Investment Division into another Investment Division.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 12 INVESTMENT DIVISION TRANSFERS EACH COVERAGE YEAR (THE "TRANSFER RULE") BY U.S. MAIL, SAME DAY MAIL, COURIER SERVICE OR WITH OUR PERMISSION, VIA FACSIMILE. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Investment Division transfer to remind you about the Transfer Rule.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Investment Division transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE INVESTMENT DIVISION TRANSFERS. You should not purchase this Certificate if you want to make frequent Investment Division transfers for any reason. In particular, don't purchase this Certificate if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Investment Division transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Investment Division transfers you have done under the Transfer Rule, you still may have your Investment Division transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the underlying Funds to identify a pattern or frequency of Investment Division transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Investment Division on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Investment Division transfer privileges until your next Certificate Anniversary. We do not differentiate between Certificate Owners when enforcing this policy.



UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Investment Division transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Investment Division transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners and Certificate Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Investment Division transfers that are executed:
    (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Certificate; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


  provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Certificate Owners under this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Investment Division transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Certificate. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market InvestmentDivision. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

-   5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

-   you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

-   The Investment Value at the time of termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

-   the size of the plan;

-   the expected number of participants;

-   the anticipated premium payment from the plan;

-   the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

-   Add or remove any Investment Division;

-   Create new separate accounts;

-   Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

-   Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

          Hartford Life Private Placement
        (formerly named "International Corporate Marketing Group")
        Attn: Registered Products
        100 Campus Drive, Suite 250
        Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the Certificate.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 standards.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.



Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.



The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each subaccount of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in an Owner's Investment Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either:
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX - GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Fidelity Variable Insurance Products Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


LEGAL MATTERS



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things, (i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

          Hartford Life Private Placement
        (formerly named "International Corporate Marketing Group")
        Attn: Registered Products
        100 Campus Drive, Suite 250
        Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F. Street, NE, Room 1580, Washington, DC 20549-0102. Please call the SEC at 202-551-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
THE ONE(R) PROVIDER(SM)
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: MAY 1, 2007
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One-OneProvider (the "Account") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $321,225; 2005:
$294,417; and 2004: $425,214. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representative s ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO. See the Prospectus for more information about compensation.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ICMG SEPARATE ACCOUNT ONE -- OMNISOURCE
                              FINANCIAL STATEMENTS
                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2006
                                 TOGETHER WITH
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- OMNISOURCE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One --OmniSource (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One -- OmniSource as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                   ASSET ALLOCATION         GLOBAL GROWTH               GROWTH
                                      INVESTMENT              INVESTMENT              INVESTMENT
                                       DIVISION                DIVISION                DIVISION
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          3,890                  10,430                  27,155
                                     ============            ============            ============
  Cost                                    $60,298                $195,388              $1,877,810
                                     ============            ============            ============
  Market Value                            $70,920                $242,922              $1,740,105
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Receivable from fund shares
  sold                                         --                      --                     125
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total Assets                              70,920                 242,922               1,740,230
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    35                      13                     125
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                              5                       6                       4
                                     ------------            ------------            ------------
 Total Liabilities                             40                      19                     129
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                             $70,880                $242,903              $1,740,101
                                     ============            ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants                4,835                  18,693                 146,145
 Unit Fair Value #                     $14.659088              $12.994340              $11.906645

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL             DWS EQUITY
                                   INTERNATIONAL           CAPITALIZATION           500 INDEX VIP
                                     INVESTMENT              INVESTMENT              INVESTMENT
                                      DIVISION                DIVISION              DIVISION (A)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        78,503                   1,360                  789,856
                                    ============            ============            =============
  Cost                                $1,564,444                 $24,139               $8,781,580
                                    ============            ============            =============
  Market Value                        $1,722,350                 $33,512              $11,824,143
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                       --
 Receivable from fund shares
  sold                                       153                      --                      635
 Other assets                                 --                      --                       --
                                    ------------            ------------            -------------
 Total Assets                          1,722,503                  33,512               11,824,778
                                    ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  153                      18                      635
 Payable for fund shares
  purchased                                   --                      --                       --
 Other liabilities                             4                       6                       --
                                    ------------            ------------            -------------
 Total Liabilities                           157                      24                      635
                                    ------------            ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,722,346                 $33,488              $11,824,143
                                    ============            ============            =============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants             129,329                   1,933                  799,981
 Unit Fair Value #                    $13.317563              $17.324662               $14.780535


                                   DWS SMALL CAP           ALGER AMERICAN          ALGER AMERICAN
                                     INDEX VIP                 GROWTH           SMALL CAPITALIZATION
                                     INVESTMENT              INVESTMENT              INVESTMENT
                                    DIVISION (B)              DIVISION                DIVISION
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        95,272                     107                   1,839
                                    ============            ============            ============
  Cost                                $1,171,349                  $3,748                 $79,581
                                    ============            ============            ============
  Market Value                        $1,535,778                  $4,429                 $52,263
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       110                      --                       3
 Other assets                                  5                       2                      --
                                    ------------            ------------            ------------
 Total Assets                          1,535,893                   4,431                  52,266
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  110                      --                       3
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           110                      --                       3
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,535,783                  $4,431                 $52,263
                                    ============            ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants              86,589                     228                   3,467
 Unit Fair Value #                    $17.736368              $19.412044              $15.076324

(a)  Formerly Scudder VIT Equity 500 Index Fund. Change effective February 6,
     2006.

(b) Formerly Scudder VIT Small Cap Index Fund. Change effective February 6,
    2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                     FIDELITY VIP           SMALL-MID CAP         SMALL CAP VALUE
                                    EQUITY-INCOME         GROWTH SECURITIES       SECURITIES FUND
                                      INVESTMENT             INVESTMENT              INVESTMENT
                                       DIVISION               DIVISION              DIVISION (C)
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            639                  8,512                  60,383
                                     ============            ===========            ============
  Cost                                    $13,972               $195,694              $1,123,223
                                     ============            ===========            ============
  Market Value                            $16,742               $188,365              $1,134,591
 Due from Hartford Life and
  Annuity Insurance Company                    --                     --                      --
 Receivable from fund shares
  sold                                          1                     10                      61
 Other assets                                  --                     --                      --
                                     ------------            -----------            ------------
 Total Assets                              16,743                188,375               1,134,652
                                     ------------            -----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     1                     10                      61
 Payable for fund shares
  purchased                                    --                     --                      --
 Other liabilities                             --                     --                      --
                                     ------------            -----------            ------------
 Total Liabilities                              1                     10                      61
                                     ------------            -----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                             $16,742               $188,365              $1,134,591
                                     ============            ===========            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants                  738                 19,526                  97,952
 Unit Fair Value #                     $22.686292              $9.646685              $11.583178

(c)  Funded as of March 23, 2006.

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                      FRANKLIN                 TEMPLETON
                                  STRATEGIC INCOME           MUTUAL SHARES              TEMPLETON
                                     SECURITIES               SECURITIES           FOREIGN SECURITIES
                                     INVESTMENT               INVESTMENT               INVESTMENT
                                      DIVISION                 DIVISION                 DIVISION
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          1,880                   17,564                      324
                                    =============            =============            =============
  Cost                                    $20,308                 $243,368                   $5,827
                                    =============            =============            =============
  Market Value                            $23,939                 $359,525                   $6,075
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                          1                       19                       --
 Other assets                                   1                       --                       --
                                    -------------            -------------            -------------
 Total Assets                              23,941                  359,544                    6,075
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     1                       19                       --
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                              1                       19                       --
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                             $23,940                 $359,525                   $6,075
                                    =============            =============            =============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants                1,442                   19,399                      418
 Unit Fair Value #                     $16.602892               $18.532815               $14.518378


                                      TEMPLETON           HARTFORD            HARTFORD
                                  GROWTH SECURITIES       ADVISERS        TOTAL RETURN BOND
                                     INVESTMENT          INVESTMENT          INVESTMENT
                                      DIVISION            DIVISION            DIVISION
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          6,176               2,181             176,493
                                    =============       =============       =============
  Cost                                    $77,825             $57,557          $1,869,147
                                    =============       =============       =============
  Market Value                            $98,385             $49,293          $1,983,412
 Due from Hartford Life and
  Annuity Insurance Company                    --                  --                  --
 Receivable from fund shares
  sold                                          5                   3                 106
 Other assets                                  --                  --                  --
                                    -------------       -------------       -------------
 Total Assets                              98,390              49,296           1,983,518
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     5                   3                 125
 Payable for fund shares
  purchased                                    --                  --                  --
 Other liabilities                             --                  --                  --
                                    -------------       -------------       -------------
 Total Liabilities                              5                   3                 125
                                    -------------       -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                             $98,385             $49,293          $1,983,393
                                    =============       =============       =============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants                5,968               4,242             110,648
 Unit Fair Value #                     $16.484431          $11.620730          $17.925379

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD           HARTFORD
                                 CAPITAL APPRECIATION        MONEY MARKET          STOCK
                                      INVESTMENT              INVESTMENT         INVESTMENT
                                       DIVISION                DIVISION           DIVISION
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         31,190               1,419,470                882
                                     ============            ============       ============
  Cost                                 $1,753,696              $1,419,470            $49,601
                                     ============            ============       ============
  Market Value                         $1,668,280              $1,419,470            $46,359
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                 --
 Receivable from fund shares
  sold                                         89                      92                  2
 Other assets                                   1                     520                 --
                                     ------------            ------------       ------------
 Total Assets                           1,668,370               1,420,082             46,361
                                     ------------            ------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,289                      92                  2
 Payable for fund shares
  purchased                                    --                      --                 --
 Other liabilities                             --                      --                  2
                                     ------------            ------------       ------------
 Total Liabilities                          1,289                      92                  4
                                     ------------            ------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,667,081              $1,419,990            $46,357
                                     ============            ============       ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants               46,851                 105,742              4,587
 Unit Fair Value #                     $35.608188              $13.428863         $10.105417

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD              JANUS ASPEN            JANUS ASPEN
                                VALUE OPPORTUNITIES      WORLDWIDE GROWTH        MID CAP GROWTH
                                     INVESTMENT             INVESTMENT             INVESTMENT
                                      DIVISION               DIVISION               DIVISION
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        66,591                  5,480                 14,544
                                    ============            ===========            ===========
  Cost                                $1,316,766               $236,308               $752,511
                                    ============            ===========            ===========
  Market Value                        $1,314,195               $176,524               $468,179
 Due from Hartford Life and
  Annuity Insurance Company                   --                     --                     --
 Receivable from fund shares
  sold                                        71                      9                     25
 Other assets                                 --                     --                     --
                                    ------------            -----------            -----------
 Total Assets                          1,314,266                176,533                468,204
                                    ------------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   71                      9                     25
 Payable for fund shares
  purchased                                   --                     --                     --
 Other liabilities                            --                     --                     --
                                    ------------            -----------            -----------
 Total Liabilities                            71                      9                     25
                                    ------------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,314,195               $176,524               $468,179
                                    ============            ===========            ===========
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants             108,162                 21,303                 64,069
 Unit Fair Value #                    $12.150270              $8.286482              $7.307387

                                                                      JANUS ASPEN
                               JANUS ASPEN        JANUS ASPEN        INTERNATIONAL
                                 BALANCED        FLEXIBLE BOND          GROWTH
                                INVESTMENT         INVESTMENT         INVESTMENT
                                 DIVISION           DIVISION           DIVISION
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   14,551            108,721              5,001
                               ============       ============       ============
  Cost                             $394,381         $1,302,093           $181,879
                               ============       ============       ============
  Market Value                     $419,491         $1,289,429           $253,099
 Due from Hartford Life and
  Annuity Insurance Company              --                 --                 --
 Receivable from fund shares
  sold                                   22                 69                 13
 Other assets                            --                 --                 --
                               ------------       ------------       ------------
 Total Assets                       419,513          1,289,498            253,112
                               ------------       ------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              22                 69                 13
 Payable for fund shares
  purchased                              --                 --                 --
 Other liabilities                       --                 --                  1
                               ------------       ------------       ------------
 Total Liabilities                       22                 69                 14
                               ------------       ------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $419,491         $1,289,429           $253,098
                               ============       ============       ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants         32,342             90,947             16,381
 Unit Fair Value #               $12.970552         $14.177855         $15.450865

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  JPMORGAN           JPMORGAN                JPMORGAN
                                    BOND       INTERNATIONAL EQUITY       SMALL COMPANY
                                 INVESTMENT         INVESTMENT              INVESTMENT
                                  DIVISION           DIVISION                DIVISION
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    14,395            365,483                   6,696
                                ============       ============            ============
  Cost                              $164,590         $4,160,642                 $95,469
                                ============       ============            ============
  Market Value                      $170,579         $5,387,226                $119,326
 Due from Hartford Life and
  Annuity Insurance Company               15                 --                      --
 Receivable from fund shares
  sold                                    --                385                      --
 Other assets                             --                 --                      --
                                ------------       ------------            ------------
 Total Assets                        170,594          5,387,611                 119,326
                                ------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                385                      48
 Payable for fund shares
  purchased                               --                 --                      --
 Other liabilities                        --                  6                       6
                                ------------       ------------            ------------
 Total Liabilities                        --                391                      54
                                ------------       ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $170,594         $5,387,220                $119,272
                                ============       ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants          11,424            339,102                   6,731
 Unit Fair Value #                $14.928473         $15.886738              $17.718251

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN
                                   U.S. LARGE CAP                  MFS                       MFS
                                     CORE EQUITY          CAPITAL OPPORTUNITIES        EMERGING GROWTH
                                     INVESTMENT                 INVESTMENT                INVESTMENT
                                      DIVISION                   DIVISION                  DIVISION
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          7,981                    13,367                     6,694
                                    =============              ============              ============
  Cost                                   $128,090                  $267,865                  $198,298
                                    =============              ============              ============
  Market Value                           $125,297                  $207,319                  $138,162
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                        --
 Receivable from fund shares
  sold                                         --                        11                         7
 Other assets                                   1                        --                        --
                                    -------------              ------------              ------------
 Total Assets                             125,298                   207,330                   138,169
                                    -------------              ------------              ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    11                        11                         7
 Payable for fund shares
  purchased                                    --                        --                        --
 Other liabilities                             --                        --                         3
                                    -------------              ------------              ------------
 Total Liabilities                             11                        11                        10
                                    -------------              ------------              ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $125,287                  $207,319                  $138,159
                                    =============              ============              ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants                9,149                    24,655                    20,134
 Unit Fair Value #                     $13.693992                 $8.408758                 $6.862115


                                    MFS                 MFS                      MFS
                                HIGH INCOME       INVESTORS TRUST           NEW DISCOVERY
                                INVESTMENT          INVESTMENT               INVESTMENT
                                 DIVISION            DIVISION                 DIVISION
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     9,808               6,473                   34,363
                               =============       =============            =============
  Cost                               $96,843            $138,283                 $590,674
                               =============       =============            =============
  Market Value                       $98,475            $140,394                 $598,597
 Due from Hartford Life and
  Annuity Insurance Company               --                  --                       --
 Receivable from fund shares
  sold                                     5                   8                       32
 Other assets                             --                  --                       --
                               -------------       -------------            -------------
 Total Assets                         98,480             140,402                  598,629
                               -------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                5                   8                       32
 Payable for fund shares
  purchased                               --                  --                       --
 Other liabilities                         4                  --                       --
                               -------------       -------------            -------------
 Total Liabilities                         9                   8                       32
                               -------------       -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $98,471            $140,394                 $598,597
                               =============       =============            =============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants           7,148              13,090                   54,212
 Unit Fair Value #                $13.775281          $10.725105               $11.041845

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MORGAN STANLEY          MORGAN STANLEY
                                      CORE PLUS                EMERGING
                                     FIXED INCOME           MARKETS EQUITY
                                      INVESTMENT              INVESTMENT
                                       DIVISION                DIVISION
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        588,794                  21,152
                                     ============            ============
  Cost                                 $6,225,825                $200,804
                                     ============            ============
  Market Value                         $6,712,252                $413,319
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                        359                      --
 Other assets                                   1                      --
                                     ------------            ------------
 Total Assets                           6,712,612                 413,319
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   359                      79
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       4
                                     ------------            ------------
 Total Liabilities                            359                      83
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $6,712,253                $413,236
                                     ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants              431,895                  15,813
 Unit Fair Value #                     $15.541379              $26.132326

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MORGAN STANLEY          MORGAN STANLEY         NEUBERGER BERMAN        NEUBERGER BERMAN
                                      HIGH YIELD            MID CAP GROWTH           AMT BALANCED            AMT PARTNERS
                                      INVESTMENT              INVESTMENT              INVESTMENT              INVESTMENT
                                       DIVISION                DIVISION                DIVISION                DIVISION
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          9,013                 115,893                      34                   2,311
                                     ============            ============            ============            ============
  Cost                                   $165,816              $1,529,152                    $338                $100,770
                                     ============            ============            ============            ============
  Market Value                           $122,222              $1,446,345                    $389                 $48,904
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                      --                      --
 Receivable from fund shares
  sold                                          7                     155                      --                      --
 Other assets                                  --                       2                      --                      --
                                     ------------            ------------            ------------            ------------
 Total Assets                             122,229               1,446,502                     389                  48,904
                                     ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     7                     155                      50                      96
 Payable for fund shares
  purchased                                    --                      --                      --                      --
 Other liabilities                             --                      --                      --                      11
                                     ------------            ------------            ------------            ------------
 Total Liabilities                              7                     155                      50                     107
                                     ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $122,222              $1,446,347                    $339                 $48,797
                                     ============            ============            ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units owned by Participants                9,762                 135,123                      19                   2,173
 Unit Fair Value #                     $12.519931              $10.703898              $17.788343              $22.456036

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                 ASSET ALLOCATION       GLOBAL GROWTH            GROWTH
                                    INVESTMENT           INVESTMENT            INVESTMENT
                                     DIVISION             DIVISION              DIVISION
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,969               $1,893               $13,246
                                     ---------            ---------            ----------
EXPENSES:
 Mortality and expense risk
  charges                               (1,097)              (1,471)               (9,506)
                                     ---------            ---------            ----------
  Net Investment income (loss)             872                  422                 3,740
                                     ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 38,846               30,022               (65,325)
 Net realized gain on
  distributions                          2,639                   --                10,153
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,165)              21,248               199,278
                                     ---------            ---------            ----------
  Net gain (loss) on
   investments                          21,320               51,270               144,106
                                     ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $22,192              $51,692              $147,846
                                     =========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                  AMERICAN FUNDS        GLOBAL SMALL            DWS EQUITY
                                  INTERNATIONAL        CAPITALIZATION         500 INDEX VIP
                                    INVESTMENT           INVESTMENT             INVESTMENT
                                     DIVISION             DIVISION             DIVISION (A)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $26,243                 $135                $123,485
                                    ----------            ---------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (8,199)                (244)                (70,184)
                                    ----------            ---------            ------------
  Net Investment income
   (loss)                               18,044                 (109)                 53,301
                                    ----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (27,861)              92,510                   4,162
 Net realized gain on
  distributions                         14,316                1,512                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          217,035              (71,890)              1,455,098
                                    ----------            ---------            ------------
  Net gain (loss) on
   investments                         203,490               22,132               1,459,260
                                    ----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $221,534              $22,023              $1,512,561
                                    ==========            =========            ============


                                  DWS SMALL CAP        ALGER AMERICAN        ALGER AMERICAN
                                    INDEX VIP              GROWTH         SMALL CAPITALIZATION
                                    INVESTMENT           INVESTMENT            INVESTMENT
                                   DIVISION (B)           DIVISION              DIVISION
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,676                $13                   $ --
                                    ----------             ------                -------
EXPENSES:
 Mortality and expense risk
  charges                               (9,049)               (47)                  (312)
                                    ----------             ------                -------
  Net Investment income
   (loss)                                 (373)               (34)                  (312)
                                    ----------             ------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 25,304                504                   (636)
 Net realized gain on
  distributions                         58,041                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          141,748               (494)                 9,353
                                    ----------             ------                -------
  Net gain (loss) on
   investments                         225,093                 10                  8,717
                                    ----------             ------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $224,720               $(24)                $8,405
                                    ==========             ======                =======

(a)  Formerly Scudder VIT Equity 500 Index Fund. Change effective February 6,
     2006.

(b) Formerly Scudder VIT Small Cap Index Fund. Change effective February 6,
    2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             FRANKLIN              FRANKLIN
                                    FIDELITY VIP           SMALL-MID CAP        SMALL CAP VALUE
                                    EQUITY-INCOME        GROWTH SECURITIES      SECURITIES FUND
                                     INVESTMENT             INVESTMENT            INVESTMENT
                                      DIVISION               DIVISION            DIVISION (C)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $577                    $ --                $6,828
                                       -------               ---------             ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (114)                 (1,420)               (5,445)
                                       -------               ---------             ---------
  Net Investment income (loss)             463                  (1,420)                1,383
                                       -------               ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    349                  38,345                   237
 Net realized gain on
  distributions                          2,058                      --                38,209
 Net unrealized appreciation
  (depreciation) of
  investments during the year              220                  (9,438)               11,368
                                       -------               ---------             ---------
  Net gain (loss) on
   investments                           2,627                  28,907                49,814
                                       -------               ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,090                 $27,487               $51,197
                                       =======               =========             =========

(c)  Funded as of March 23, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          FRANKLIN
                                     FRANKLIN             TEMPLETON
                                 STRATEGIC INCOME       MUTUAL SHARES          TEMPLETON
                                    SECURITIES           SECURITIES        FOREIGN SECURITIES
                                    INVESTMENT           INVESTMENT            INVESTMENT
                                     DIVISION             DIVISION              DIVISION
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,123                $4,189                 $72
                                     --------             ---------             -------
EXPENSES:
 Mortality and expense risk
  charges                                (260)               (2,184)                (37)
                                     --------             ---------             -------
  Net Investment income
   (loss)                                 863                 2,005                  35
                                     --------             ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,135                64,784                  56
 Net realized gain on
  distributions                           147                10,669                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,100)              (17,080)                986
                                     --------             ---------             -------
  Net gain (loss) on
   investments                          6,182                58,373               1,042
                                     --------             ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,045               $60,378              $1,077
                                     ========             =========             =======


                                     TEMPLETON             HARTFORD            HARTFORD
                                 GROWTH SECURITIES         ADVISERS        TOTAL RETURN BOND
                                    INVESTMENT            INVESTMENT          INVESTMENT
                                     DIVISION              DIVISION            DIVISION
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,076               $1,119              $95,948
                                     ---------             --------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (605)                (345)             (12,633)
                                     ---------             --------            ---------
  Net Investment income
   (loss)                                  471                  774               83,315
                                     ---------             --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,717               (5,943)               5,871
 Net realized gain on
  distributions                          2,998                3,478                  269
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,422                6,866              (11,396)
                                     ---------             --------            ---------
  Net gain (loss) on
   investments                          27,137                4,401               (5,256)
                                     ---------             --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $27,608               $5,175              $78,059
                                     =========             ========            =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD                HARTFORD            HARTFORD
                                  CAPITAL APPRECIATION        MONEY MARKET            STOCK
                                       INVESTMENT              INVESTMENT          INVESTMENT
                                        DIVISION                DIVISION            DIVISION
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $21,343                $106,329               $577
                                       ----------              ----------            -------
EXPENSES:
 Mortality and expense risk
  charges                                 (10,302)                (16,397)              (299)
                                       ----------              ----------            -------
  Net Investment income (loss)             11,041                  89,932                278
                                       ----------              ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (28,049)                     --              4,268
 Net realized gain on
  distributions                           199,378                      --              2,526
 Net unrealized appreciation
  (depreciation) of
  investments during the year              83,566                      --               (906)
                                       ----------              ----------            -------
  Net gain (loss) on
   investments                            254,895                      --              5,888
                                       ----------              ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $265,936                 $89,932             $6,166
                                       ==========              ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                JANUS ASPEN            JANUS ASPEN
                                  VALUE OPPORTUNITIES       WORLDWIDE GROWTH        MID CAP GROWTH
                                      INVESTMENT               INVESTMENT             INVESTMENT
                                       DIVISION                 DIVISION               DIVISION
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $16,135                  $2,597                   $ --
                                      -----------               ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                                  (6,173)                 (1,025)                (2,976)
                                      -----------               ---------              ---------
  Net Investment income
   (loss)                                   9,962                   1,572                 (2,976)
                                      -----------               ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       444                      54                  6,091
 Net realized gain on
  distributions                           140,943                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3,524)                 24,258                 56,482
                                      -----------               ---------              ---------
  Net gain (loss) on
   investments                            137,863                  24,312                 62,573
                                      -----------               ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $147,825                 $25,884                $59,597
                                      ===========               =========              =========

                                                                             JANUS ASPEN
                                   JANUS ASPEN          JANUS ASPEN         INTERNATIONAL
                                    BALANCED           FLEXIBLE BOND           GROWTH
                                   INVESTMENT           INVESTMENT           INVESTMENT
                                    DIVISION             DIVISION             DIVISION
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,676              $49,378               $3,903
                                    ---------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (2,563)              (7,647)              (1,524)
                                    ---------            ---------            ---------
  Net Investment income
   (loss)                               5,113               41,731                2,379
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   267                  301               51,487
 Net realized gain on
  distributions                            --                2,317                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,752               (2,005)              41,498
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         32,019                  613               92,985
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $37,132              $42,344              $95,364
                                    =========            =========            =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     JPMORGAN              JPMORGAN              JPMORGAN
                                       BOND          INTERNATIONAL EQUITY      SMALL COMPANY
                                    INVESTMENT            INVESTMENT            INVESTMENT
                                     DIVISION              DIVISION              DIVISION
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,552                $50,750                  $ --
                                     --------             ----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                              (1,168)               (32,072)                 (724)
                                     --------             ----------             ---------
  Net Investment income (loss)          5,384                 18,678                  (724)
                                     --------             ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,043                  3,694                   (10)
 Net realized gain on
  distributions                           279                     --                 3,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,705)               924,309                12,263
                                     --------             ----------             ---------
  Net gain (loss) on
   investments                          1,617                928,003                15,374
                                     --------             ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,001               $946,681               $14,650
                                     ========             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN
                                 U.S. LARGE CAP                MFS                      MFS
                                   CORE EQUITY        CAPITAL OPPORTUNITIES       EMERGING GROWTH
                                   INVESTMENT              INVESTMENT               INVESTMENT
                                    DIVISION                DIVISION                 DIVISION
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,120                    $818                     $ --
                                    ---------               ---------                ---------
EXPENSES:
 Mortality and expense risk
  charges                                (752)                 (1,215)                    (852)
                                    ---------               ---------                ---------
  Net Investment income
   (loss)                                 368                    (397)                    (852)
                                    ---------               ---------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (171)                    105                      113
 Net realized gain on
  distributions                            --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          17,032                  24,005                   10,053
                                    ---------               ---------                ---------
  Net gain (loss) on
   investments                         16,861                  24,110                   10,166
                                    ---------               ---------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,229                 $23,713                   $9,314
                                    =========               =========                =========


                                      MFS                  MFS                  MFS
                                  HIGH INCOME        INVESTORS TRUST       NEW DISCOVERY
                                   INVESTMENT          INVESTMENT           INVESTMENT
                                    DIVISION            DIVISION             DIVISION
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,599                 $646                 $ --
                                    --------            ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (574)                (909)              (3,990)
                                    --------            ---------            ---------
  Net Investment income
   (loss)                              6,025                 (263)              (3,990)
                                    --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24                 (474)              18,912
 Net realized gain on
  distributions                           --                   --                9,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,405               17,364               60,188
                                    --------            ---------            ---------
  Net gain (loss) on
   investments                         2,429               16,890               89,037
                                    --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,454              $16,627              $85,047
                                    ========            =========            =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   MORGAN STANLEY         MORGAN STANLEY
                                      CORE PLUS              EMERGING
                                    FIXED INCOME          MARKETS EQUITY
                                     INVESTMENT             INVESTMENT
                                      DIVISION               DIVISION
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $267,641                $5,461
                                     -----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                                (42,735)               (4,152)
                                     -----------            ----------
  Net Investment income (loss)           224,906                 1,309
                                     -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   48,961                95,358
 Net realized gain on
  distributions                           35,565                16,770
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (110,931)               56,981
                                     -----------            ----------
  Net gain (loss) on
   investments                           (26,405)              169,109
                                     -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $198,501              $170,418
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY      MORGAN STANLEY      MORGAN STANLEY
                                   TECHNOLOGY          HIGH YIELD        MID CAP GROWTH
                                   INVESTMENT          INVESTMENT          INVESTMENT
                                  DIVISION (D)          DIVISION            DIVISION
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --             $8,524                 $ --
                                    ---------            -------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                (146)              (722)              (7,472)
                                    ---------            -------            ---------
  Net Investment income
   (loss)                                (146)             7,802               (7,472)
                                    ---------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (59,881)               141                2,289
 Net realized gain on
  distributions                            --                 --               85,079
 Net unrealized appreciation
  (depreciation) of
  investments during the year          64,163                793              (29,672)
                                    ---------            -------            ---------
  Net gain (loss) on
   investments                          4,282                934               57,696
                                    ---------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,136             $8,736              $50,224
                                    =========            =======            =========

                                 NEUBERGER BERMAN       NEUBERGER BERMAN
                                   AMT BALANCED           AMT PARTNERS
                                    INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3                     $340
                                       ----                 --------
EXPENSES:
 Mortality and expense risk
  charges                                (3)                    (307)
                                       ----                 --------
  Net Investment income
   (loss)                                --                       33
                                       ----                 --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12                      955
 Net realized gain on
  distributions                          --                    5,233
 Net unrealized appreciation
  (depreciation) of
  investments during the year            28                   (1,033)
                                       ----                 --------
  Net gain (loss) on
   investments                           40                    5,155
                                       ----                 --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $40                   $5,188
                                       ====                 ========

(d) This fund closed April 28, 2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                   ASSET ALLOCATION         GLOBAL GROWTH               GROWTH
                                      INVESTMENT              INVESTMENT              INVESTMENT
                                       DIVISION                DIVISION                DIVISION
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $872                    $422                  $3,740
 Net realized gain (loss) on
  security transactions                    38,846                  30,022                 (65,325)
 Net realized gain on
  distributions                             2,639                      --                  10,153
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (20,165)                 21,248                 199,278
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               22,192                  51,692                 147,846
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    879                   8,296                  23,160
 Net Transfers                             (8,834)                     (8)              1,053,600
 Cost of insurance and other
  fees                                     (3,046)                 (1,712)                (11,997)
 Surrenders for benefit
  payments and fees                      (223,296)               (309,036)               (538,252)
 Other activity                              (229)                     (2)                    (57)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (234,526)               (302,462)                526,454
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (212,334)               (250,770)                674,300
NET ASSETS:
 Beginning of year                        283,214                 493,673               1,065,801
                                     ------------            ------------            ------------
 End of year                              $70,880                $242,903              $1,740,101
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL SMALL             DWS EQUITY
                                   INTERNATIONAL          CAPITALIZATION           500 INDEX VIP
                                     INVESTMENT             INVESTMENT              INVESTMENT
                                      DIVISION               DIVISION              DIVISION (A)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,044                  $(109)                 $53,301
 Net realized gain (loss) on
  security transactions                  (27,861)                92,510                    4,162
 Net realized gain on
  distributions                           14,316                  1,512                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            217,035                (71,890)               1,455,098
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             221,534                 22,023                1,512,561
                                    ------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 3,584                    952                  515,515
 Net Transfers                         1,449,447                     --                   66,641
 Cost of insurance and other
  fees                                    (9,033)                  (276)                (153,259)
 Surrenders for benefit
  payments and fees                     (317,107)              (268,081)                 (81,088)
 Other activity                               (3)                    (6)                     (11)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,126,888               (267,411)                 347,798
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets                           1,348,422               (245,388)               1,860,359
NET ASSETS:
 Beginning of year                       373,924                278,876                9,963,784
                                    ------------            -----------            -------------
 End of year                          $1,722,346                $33,488              $11,824,143
                                    ============            ===========            =============


                                   DWS SMALL CAP         ALGER AMERICAN         ALGER AMERICAN
                                     INDEX VIP               GROWTH          SMALL CAPITALIZATION
                                     INVESTMENT            INVESTMENT             INVESTMENT
                                    DIVISION (B)            DIVISION               DIVISION
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(373)                $(34)                 $(312)
 Net realized gain (loss) on
  security transactions                   25,304                  504                   (636)
 Net realized gain on
  distributions                           58,041                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            141,748                 (494)                 9,353
                                    ------------            ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             224,720                  (24)                 8,405
                                    ------------            ---------              ---------
UNIT TRANSACTIONS:
 Purchases                               212,915                  196                  1,938
 Net Transfers                            65,449                   --                     --
 Cost of insurance and other
  fees                                   (33,023)                 (78)                (2,955)
 Surrenders for benefit
  payments and fees                     (364,148)              (8,042)                    --
 Other activity                               (7)                   1                    (11)
                                    ------------            ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (118,814)              (7,923)                (1,028)
                                    ------------            ---------              ---------
 Net increase (decrease) in
  net assets                             105,906               (7,947)                 7,377
NET ASSETS:
 Beginning of year                     1,429,877               12,378                 44,886
                                    ------------            ---------              ---------
 End of year                          $1,535,783               $4,431                $52,263
                                    ============            =========              =========

(a)  Formerly Scudder VIT Equity 500 Index Fund. Change effective February 6,
     2006.

(b) Formerly Scudder VIT Small Cap Index Fund. Change effective February 6,
    2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           FRANKLIN                FRANKLIN
                                   FIDELITY VIP          SMALL-MID CAP         SMALL CAP VALUE
                                   EQUITY-INCOME       GROWTH SECURITIES       SECURITIES FUND
                                    INVESTMENT            INVESTMENT              INVESTMENT
                                     DIVISION              DIVISION              DIVISION (C)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $463                $(1,420)                 $1,383
 Net realized gain (loss) on
  security transactions                    349                 38,345                     237
 Net realized gain on
  distributions                          2,058                     --                  38,209
 Net unrealized appreciation
  (depreciation) of
  investments during the year              220                 (9,438)                 11,368
                                     ---------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,090                 27,487                  51,197
                                     ---------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  51                  8,442                   2,351
 Net Transfers                              --                     --               1,087,086
 Cost of insurance and other
  fees                                  (5,370)                (1,988)                 (6,043)
 Surrenders for benefit
  payments and fees                         --               (166,937)                     --
 Other activity                             (1)                    --                      --
                                     ---------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,320)              (160,483)              1,083,394
                                     ---------            -----------            ------------
 Net increase (decrease) in
  net assets                            (2,230)              (132,996)              1,134,591
NET ASSETS:
 Beginning of year                      18,972                321,361                      --
                                     ---------            -----------            ------------
 End of year                           $16,742               $188,365              $1,134,591
                                     =========            ===========            ============

(c)  Funded as of March 23, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FRANKLIN
                                     FRANKLIN               TEMPLETON
                                 STRATEGIC INCOME         MUTUAL SHARES            TEMPLETON
                                    SECURITIES             SECURITIES         FOREIGN SECURITIES
                                    INVESTMENT             INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION               DIVISION
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $863                 $2,005                  $35
 Net realized gain (loss) on
  security transactions                   8,135                 64,784                   56
 Net realized gain on
  distributions                             147                 10,669                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,100)               (17,080)                 986
                                    -----------            -----------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,045                 60,378                1,077
                                    -----------            -----------              -------
UNIT TRANSACTIONS:
 Purchases                                  204                 12,837                   16
 Net Transfers                               --                (18,102)                  --
 Cost of insurance and other
  fees                                     (554)                (4,928)                (128)
 Surrenders for benefit
  payments and fees                    (566,368)              (305,350)                (290)
 Other activity                              --                     95                   --
                                    -----------            -----------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (566,718)              (315,448)                (402)
                                    -----------            -----------              -------
 Net increase (decrease) in
  net assets                           (559,673)              (255,070)                 675
NET ASSETS:
 Beginning of year                      583,613                614,595                5,400
                                    -----------            -----------              -------
 End of year                            $23,940               $359,525               $6,075
                                    ===========            ===========              =======


                                     TEMPLETON             HARTFORD               HARTFORD
                                 GROWTH SECURITIES         ADVISERS          TOTAL RETURN BOND
                                    INVESTMENT            INVESTMENT             INVESTMENT
                                     DIVISION              DIVISION               DIVISION
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $471                 $774                 $83,315
 Net realized gain (loss) on
  security transactions                  18,717               (5,943)                  5,871
 Net realized gain on
  distributions                           2,998                3,478                     269
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,422                6,866                 (11,396)
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,608                5,175                  78,059
                                    -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                9,617                2,393                  25,801
 Net Transfers                             (807)             (22,504)                197,834
 Cost of insurance and other
  fees                                   (3,041)              (1,049)                (16,121)
 Surrenders for benefit
  payments and fees                    (297,590)             (21,607)               (983,753)
 Other activity                             (26)                 119                       4
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (291,847)             (42,648)               (776,235)
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets                           (264,239)             (37,473)               (698,176)
NET ASSETS:
 Beginning of year                      362,624               86,766               2,681,569
                                    -----------            ---------            ------------
 End of year                            $98,385              $49,293              $1,983,393
                                    ===========            =========            ============

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD               HARTFORD
                                  CAPITAL APPRECIATION         MONEY MARKET               STOCK
                                       INVESTMENT               INVESTMENT             INVESTMENT
                                        DIVISION                 DIVISION               DIVISION
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $11,041                   $89,932                 $278
 Net realized gain (loss) on
  security transactions                    (28,049)                       --                4,268
 Net realized gain on
  distributions                            199,378                        --                2,526
 Net unrealized appreciation
  (depreciation) of
  investments during the year               83,566                        --                 (906)
                                      ------------             -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               265,936                    89,932                6,166
                                      ------------             -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  16,274                   574,179                3,497
 Net Transfers                             (25,870)               (5,432,791)                  --
 Cost of insurance and other
  fees                                     (11,506)                 (478,473)                (314)
 Surrenders for benefit
  payments and fees                       (810,799)               (1,543,389)             (22,158)
 Other activity                                158                       225                   23
                                      ------------             -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (831,743)               (6,880,249)             (18,952)
                                      ------------             -------------            ---------
 Net increase (decrease) in
  net assets                              (565,807)               (6,790,317)             (12,786)
NET ASSETS:
 Beginning of year                       2,232,888                 8,210,307               59,143
                                      ------------             -------------            ---------
 End of year                            $1,667,081                $1,419,990              $46,357
                                      ============             =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD               JANUS ASPEN             JANUS ASPEN
                                 VALUE OPPORTUNITIES        WORLDWIDE GROWTH        MID CAP GROWTH
                                      INVESTMENT               INVESTMENT             INVESTMENT
                                       DIVISION                 DIVISION               DIVISION
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,962                  $1,572                 $(2,976)
 Net realized gain (loss) on
  security transactions                       444                      54                   6,091
 Net realized gain on
  distributions                           140,943                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3,524)                 24,258                  56,482
                                     ------------              ----------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              147,825                  25,884                  59,597
                                     ------------              ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                  2,647                     451                  19,106
 Net Transfers                          1,138,113                      --                      --
 Cost of insurance and other
  fees                                     (7,272)                   (783)                 (8,765)
 Surrenders for benefit
  payments and fees                            --                      --                (110,146)
 Other activity                                --                      --                      --
                                     ------------              ----------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,133,488                    (332)                (99,805)
                                     ------------              ----------             -----------
 Net increase (decrease) in
  net assets                            1,281,313                  25,552                 (40,208)
NET ASSETS:
 Beginning of year                         32,882                 150,972                 508,387
                                     ------------              ----------             -----------
 End of year                           $1,314,195                $176,524                $468,179
                                     ============              ==========             ===========

                                                                                  JANUS ASPEN
                                   JANUS ASPEN            JANUS ASPEN            INTERNATIONAL
                                     BALANCED            FLEXIBLE BOND              GROWTH
                                    INVESTMENT             INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION               DIVISION
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,113                 $41,731                 $2,379
 Net realized gain (loss) on
  security transactions                    267                     301                 51,487
 Net realized gain on
  distributions                             --                   2,317                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,752                  (2,005)                41,498
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            37,132                  42,344                 95,364
                                    ----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              10,408                 335,655                  7,498
 Net Transfers                              --                      --                     --
 Cost of insurance and other
  fees                                  (2,981)                (43,782)                (1,967)
 Surrenders for benefit
  payments and fees                     (5,220)                (11,583)              (111,836)
 Other activity                             --                      --                     --
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,207                 280,290               (106,305)
                                    ----------            ------------            -----------
 Net increase (decrease) in
  net assets                            39,339                 322,634                (10,941)
NET ASSETS:
 Beginning of year                     380,152                 966,795                264,039
                                    ----------            ------------            -----------
 End of year                          $419,491              $1,289,429               $253,098
                                    ==========            ============            ===========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 JPMORGAN                JPMORGAN               JPMORGAN
                                   BOND            INTERNATIONAL EQUITY      SMALL COMPANY
                                INVESTMENT              INVESTMENT             INVESTMENT
                                 DIVISION                DIVISION               DIVISION
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $5,384                 $18,678                 $(724)
 Net realized gain (loss) on
  security transactions               9,043                   3,694                   (10)
 Net realized gain on
  distributions                         279                      --                 3,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (7,705)                924,309                12,263
                                -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          7,001                 946,681                14,650
                                -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            1,856                  15,934                 2,613
 Net Transfers                     (281,094)                     --                    12
 Cost of insurance and other
  fees                               (2,116)                (42,574)                 (642)
 Surrenders for benefit
  payments and fees                  (2,255)                     --                    --
 Other activity                           1                      (7)                  (22)
                                -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (283,608)                (26,647)                1,961
                                -----------            ------------            ----------
 Net increase (decrease) in
  net assets                       (276,607)                920,034                16,611
NET ASSETS:
 Beginning of year                  447,201               4,467,186               102,661
                                -----------            ------------            ----------
 End of year                       $170,594              $5,387,220              $119,272
                                ===========            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN
                                   U.S. LARGE CAP                MFS                     MFS
                                    CORE EQUITY         CAPITAL OPPORTUNITIES      EMERGING GROWTH
                                     INVESTMENT               INVESTMENT              INVESTMENT
                                      DIVISION                 DIVISION                DIVISION
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $368                    $(397)                  $(852)
 Net realized gain (loss) on
  security transactions                    (171)                     105                     113
 Net realized gain on
  distributions                              --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            17,032                   24,005                  10,053
                                     ----------               ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,229                   23,713                   9,314
                                     ----------               ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                  333                    8,835                   1,219
 Net Transfers                               --                       --                      --
 Cost of insurance and other
  fees                                   (2,326)                  (1,571)                   (985)
 Surrenders for benefit
  payments and fees                          --                   (2,428)                     --
 Other activity                              (5)                      --                      --
                                     ----------               ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,998)                   4,836                     234
                                     ----------               ----------              ----------
 Net increase (decrease) in
  net assets                             15,231                   28,549                   9,548
NET ASSETS:
 Beginning of year                      110,056                  178,770                 128,611
                                     ----------               ----------              ----------
 End of year                           $125,287                 $207,319                $138,159
                                     ==========               ==========              ==========


                                       MFS                  MFS                   MFS
                                   HIGH INCOME        INVESTORS TRUST        NEW DISCOVERY
                                   INVESTMENT            INVESTMENT            INVESTMENT
                                    DIVISION              DIVISION              DIVISION
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $6,025                 $(263)              $(3,990)
 Net realized gain (loss) on
  security transactions                    24                  (474)               18,912
 Net realized gain on
  distributions                            --                    --                 9,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,405                17,364                60,188
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,454                16,627                85,047
                                    ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              9,243                   807                 1,744
 Net Transfers                             --                    --               (18,196)
 Cost of insurance and other
  fees                                 (1,452)               (1,054)               (4,252)
 Surrenders for benefit
  payments and fees                        --               (35,649)                   --
 Other activity                            --                    --                    --
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,791               (35,896)              (20,704)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets                           16,245               (19,269)               64,343
NET ASSETS:
 Beginning of year                     82,226               159,663               534,254
                                    ---------            ----------            ----------
 End of year                          $98,471              $140,394              $598,597
                                    =========            ==========            ==========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    MORGAN STANLEY         MORGAN STANLEY
                                      CORE PLUS               EMERGING
                                     FIXED INCOME          MARKETS EQUITY
                                      INVESTMENT             INVESTMENT
                                       DIVISION               DIVISION
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $224,906                 $1,309
 Net realized gain (loss) on
  security transactions                    48,961                 95,358
 Net realized gain on
  distributions                            35,565                 16,770
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (110,931)                56,981
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              198,501                170,418
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 20,053                  2,800
 Net Transfers                                 --                (37,943)
 Cost of insurance and other
  fees                                    (56,172)                (6,478)
 Surrenders for benefit
  payments and fees                      (327,974)              (279,874)
 Other activity                                 2                     (1)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (364,091)              (321,496)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (165,590)              (151,078)
NET ASSETS:
 Beginning of year                      6,877,843                564,314
                                     ------------            -----------
 End of year                           $6,712,253               $413,236
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY        MORGAN STANLEY         MORGAN STANLEY
                                   TECHNOLOGY            HIGH YIELD           MID CAP GROWTH
                                   INVESTMENT            INVESTMENT             INVESTMENT
                                  DIVISION (D)            DIVISION               DIVISION
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(146)               $7,802                 $(7,472)
 Net realized gain (loss) on
  security transactions               (59,881)                  141                   2,289
 Net realized gain on
  distributions                            --                    --                  85,079
 Net unrealized appreciation
  (depreciation) of
  investments during the year          64,163                   793                 (29,672)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,136                 8,736                  50,224
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                119                12,390                   3,569
 Net Transfers                        (70,271)                   --                 748,663
 Cost of insurance and other
  fees                                   (196)               (1,425)                 (8,892)
 Surrenders for benefit
  payments and fees                      (614)               (6,000)                (12,389)
 Other activity                            --                     1                       4
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (70,962)                4,966                 730,955
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                          (66,826)               13,702                 781,179
NET ASSETS:
 Beginning of year                     66,826               108,520                 665,168
                                    ---------            ----------            ------------
 End of year                             $ --              $122,222              $1,446,347
                                    =========            ==========            ============

                                  NEUBERGER BERMAN        NEUBERGER BERMAN
                                    AMT BALANCED            AMT PARTNERS
                                     INVESTMENT              INVESTMENT
                                      DIVISION                DIVISION
-----------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --                       $33
 Net realized gain (loss) on
  security transactions                    12                       955
 Net realized gain on
  distributions                            --                     5,233
 Net unrealized appreciation
  (depreciation) of
  investments during the year              28                    (1,033)
                                       ------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               40                     5,188
                                       ------                 ---------
UNIT TRANSACTIONS:
 Purchases                                  2                       153
 Net Transfers                             39                        (5)
 Cost of insurance and other
  fees                                   (119)                   (4,217)
 Surrenders for benefit
  payments and fees                        --                        --
 Other activity                            (9)                       (3)
                                       ------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (87)                   (4,072)
                                       ------                 ---------
 Net increase (decrease) in
  net assets                              (47)                    1,116
NET ASSETS:
 Beginning of year                        386                    47,681
                                       ------                 ---------
 End of year                             $339                   $48,797
                                       ======                 =========

(d) This fund closed April 28, 2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS        AMERICAN FUNDS          AMERICAN FUNDS
                                  ASSET ALLOCATION        GLOBAL GROWTH              GROWTH
                                     INVESTMENT            INVESTMENT              INVESTMENT
                                      DIVISION              DIVISION                DIVISION
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,284                   $(64)                  $(473)
 Net realized gain (loss) on
  security transactions                       9                  7,257                (116,092)
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,903                 37,787                 287,150
                                     ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             21,196                 44,980                 170,585
                                     ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               25,405                 20,032                 132,153
 Net Transfers                           12,254                279,426                (555,291)
 Cost of insurance and other
  fees                                   (3,869)                (5,911)                (16,199)
 Death claims                                --                   (742)                 (1,490)
 Surrenders for benefit
  payments and fees                      (2,220)              (156,854)               (310,956)
 Other activity                              24                    326                    (718)
                                     ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,594                136,277                (752,501)
                                     ----------            -----------            ------------
 Net increase (decrease) in
  net assets                             52,790                181,257                (581,916)
NET ASSETS:
 Beginning of year                      230,424                312,416               1,647,717
                                     ----------            -----------            ------------
 End of year                           $283,214               $493,673              $1,065,801
                                     ==========            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL SMALL       SCUDDER VIT EAFE(R)
                                   INTERNATIONAL         CAPITALIZATION         EQUITY INDEX
                                    INVESTMENT             INVESTMENT            INVESTMENT
                                     DIVISION               DIVISION              DIVISION
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,320                  $449                 $8,487
 Net realized gain (loss) on
  security transactions                 (82,505)                  422               (101,275)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           163,513                44,388                 84,030
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             83,328                45,259                 (8,758)
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               36,774                18,893                 44,631
 Net Transfers                         (182,757)               79,541               (428,131)
 Cost of insurance and other
  fees                                   (6,169)               (1,771)               (11,635)
 Death claims                            (1,195)                   --                     --
 Surrenders for benefit
  payments and fees                    (235,147)               (7,704)                    --
 Other activity                            (940)                  (36)                (1,241)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (389,434)               88,923               (396,376)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (306,106)              134,182               (405,134)
NET ASSETS:
 Beginning of year                      680,030               144,694                405,134
                                    -----------            ----------            -----------
 End of year                           $373,924              $278,876                   $ --
                                    ===========            ==========            ===========


                                     SCUDDER VIT             SCUDDER VIT           ALGER AMERICAN
                                  EQUITY 500 INDEX         SMALL CAP INDEX             GROWTH
                                     INVESTMENT               INVESTMENT             INVESTMENT
                                      DIVISION                 DIVISION               DIVISION
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $87,271                   $(947)                 $(885)
 Net realized gain (loss) on
  security transactions                   599,671                  28,754               (113,435)
 Net realized gain on
  distributions                                --                  28,307                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (405,219)                (10,720)               136,118
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              281,723                  45,394                 21,798
                                    -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                355,739                  96,666                 10,993
 Net Transfers                           (576,411)                104,764               (195,553)
 Cost of insurance and other
  fees                                   (166,144)                (30,663)               (11,698)
 Death claims                              (1,925)                     --                 (1,803)
 Surrenders for benefit
  payments and fees                    (3,846,998)                (39,206)              (398,026)
 Other activity                              (848)                 (2,056)                  (926)
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,236,587)                129,505               (597,013)
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets                           (3,954,864)                174,899               (575,215)
NET ASSETS:
 Beginning of year                     13,918,648               1,254,978                587,593
                                    -------------            ------------            -----------
 End of year                           $9,963,784              $1,429,877                $12,378
                                    =============            ============            ===========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                    ALGER AMERICAN         FIDELITY VIP        FIDELITY VIP
                                 SMALL CAPITALIZATION      EQUITY-INCOME       HIGH INCOME
                                      INVESTMENT            INVESTMENT          INVESTMENT
                                       DIVISION              DIVISION            DIVISION
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(365)                  $441               $18
 Net realized gain (loss) on
  security transactions                 (17,390)                   (12)              (12)
 Net realized gain on
  distributions                              --                  1,507                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,024                   (467)                5
                                      ---------              ---------            ------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,269                  1,469                11
                                      ---------              ---------            ------
UNIT TRANSACTIONS:
 Purchases                                2,788                    107                --
 Net Transfers                               --                     --               (13)
 Cost of insurance and other
  fees                                   (3,712)                (6,061)               (4)
 Death claims                                --                     --                --
 Surrenders for benefit
  payments and fees                     (24,070)               (20,187)             (255)
 Other activity                              18                     (7)               --
                                      ---------              ---------            ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,976)               (26,148)             (272)
                                      ---------              ---------            ------
 Net increase (decrease) in
  net assets                            (16,707)               (24,679)             (261)
NET ASSETS:
 Beginning of year                       61,593                 43,651               261
                                      ---------              ---------            ------
 End of year                            $44,886                $18,972              $ --
                                      =========              =========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   FRANKLIN
                                      FRANKLIN               FRANKLIN              TEMPLETON
                                   SMALL-MID CAP         STRATEGIC INCOME        MUTUAL SHARES
                                 GROWTH SECURITIES          SECURITIES            SECURITIES
                                     INVESTMENT             INVESTMENT            INVESTMENT
                                    DIVISION (A)             DIVISION              DIVISION
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,925)                 $(230)                  $756
 Net realized gain (loss) on
  security transactions                   1,302                    (10)                38,826
 Net realized gain on
  distributions                              --                    148                  1,657
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,896                  1,998                 15,855
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             11,273                  1,906                 57,094
                                     ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               41,598                  3,450                 35,029
 Net Transfers                           (8,269)               559,978               (127,161)
 Cost of insurance and other
  fees                                   (5,305)                (1,052)                (6,016)
 Death claims                                --                     --                     --
 Surrenders for benefit
  payments and fees                     (22,909)                    --                 (7,000)
 Other activity                              (6)                    --                 (2,496)
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       5,109                562,376               (107,644)
                                     ----------             ----------            -----------
 Net increase (decrease) in
  net assets                             16,382                564,282                (50,550)
NET ASSETS:
 Beginning of year                      304,979                 19,331                665,145
                                     ----------             ----------            -----------
 End of year                           $321,361               $583,613               $614,595
                                     ==========             ==========            ===========


                                    TEMPLETON              TEMPLETON          HARTFORD
                                FOREIGN SECURITIES     GROWTH SECURITIES      ADVISERS
                                    INVESTMENT             INVESTMENT        INVESTMENT
                                     DIVISION               DIVISION          DIVISION
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $942                  $(349)            $3,372
 Net realized gain (loss) on
  security transactions                 34,076                 30,772            (12,358)
 Net realized gain on
  distributions                             --                     --              4,976
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,650)               (13,666)            13,841
                                    ----------             ----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,368                 16,757              9,831
                                    ----------             ----------        -----------
UNIT TRANSACTIONS:
 Purchases                              17,617                 14,070              4,885
 Net Transfers                        (124,552)               108,503            (18,525)
 Cost of insurance and other
  fees                                  (1,628)                (4,008)            (4,567)
 Death claims                               --                     --               (729)
 Surrenders for benefit
  payments and fees                     (8,658)                (8,930)          (142,184)
 Other activity                             --                   (531)               (23)
                                    ----------             ----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (117,221)               109,104           (161,143)
                                    ----------             ----------        -----------
 Net increase (decrease) in
  net assets                          (108,853)               125,861           (151,312)
NET ASSETS:
 Beginning of year                     114,253                236,763            238,078
                                    ----------             ----------        -----------
 End of year                            $5,400               $362,624            $86,766
                                    ==========             ==========        ===========

(a)  Formerly Franklin Small Cap Investment Division. Change effective May 1,
     2005.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                 HARTFORD
                                  TOTAL RETURN BOND       CAPITAL APPRECIATION         MONEY MARKET
                                      INVESTMENT               INVESTMENT               INVESTMENT
                                     DIVISION (B)               DIVISION                 DIVISION
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $188,036                   $6,050                  $182,233
 Net realized gain (loss) on
  security transactions                   (12,996)                  48,695                        --
 Net realized gain on
  distributions                            20,117                  294,440                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (141,443)                 (59,546)                       --
                                     ------------             ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               53,714                  289,639                   182,233
                                     ------------             ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                219,896                  153,880                   564,125
 Net Transfers                           (950,026)                (415,019)                3,871,946
 Cost of insurance and other
  fees                                    (22,341)                 (20,678)                 (489,594)
 Death claims                                  --                   (1,680)                     (719)
 Surrenders for benefit
  payments and fees                       (16,551)                 (61,353)               (3,839,311)
 Other activity                               151                     (847)                      554
                                     ------------             ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (768,871)                (345,697)                  107,001
                                     ------------             ------------             -------------
 Net increase (decrease) in
  net assets                             (715,157)                 (56,058)                  289,234
NET ASSETS:
 Beginning of year                      3,396,726                2,288,946                 7,921,073
                                     ------------             ------------             -------------
 End of year                           $2,681,569               $2,232,888                $8,210,307
                                     ============             ============             =============

(b) Formerly Hartforf Bond Investment Division. Change effective March 15, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD               HARTFORD               JANUS ASPEN
                                      STOCK           VALUE OPPORTUNITIES       WORLDWIDE GROWTH
                                   INVESTMENT             INVESTMENT               INVESTMENT
                                    DIVISION             DIVISION (C)               DIVISION
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $728                   $204                     $799
 Net realized gain (loss) on
  security transactions                 1,647                     (1)                  (2,042)
 Net realized gain on
  distributions                            --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,796                    953                    7,631
                                    ---------              ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,171                  1,156                    6,388
                                    ---------              ---------               ----------
UNIT TRANSACTIONS:
 Purchases                              5,337                     31                   19,615
 Net Transfers                        (16,281)                31,774                   (7,410)
 Cost of insurance and other
  fees                                 (1,051)                   (79)                  (1,954)
 Death claims                              --                     --                       --
 Surrenders for benefit
  payments and fees                    (4,039)                    --                  (14,199)
 Other activity                           (18)                    --                       (8)
                                    ---------              ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (16,052)                31,726                   (3,956)
                                    ---------              ---------               ----------
 Net increase (decrease) in
  net assets                          (10,881)                32,882                    2,432
NET ASSETS:
 Beginning of year                     70,024                     --                  148,540
                                    ---------              ---------               ----------
 End of year                          $59,143                $32,882                 $150,972
                                    =========              =========               ==========

                                   JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                  MID CAP GROWTH           BALANCED           FLEXIBLE BOND
                                    INVESTMENT            INVESTMENT            INVESTMENT
                                     DIVISION              DIVISION            DIVISION (D)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,122)               $5,338               $37,208
 Net realized gain (loss) on
  security transactions                  4,559                  (681)                 (374)
 Net realized gain on
  distributions                             --                    --                30,011
 Net unrealized appreciation
  (depreciation) of
  investments during the year           49,098                20,333               (58,219)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            50,535                24,990                 8,626
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              48,957                28,495               183,046
 Net Transfers                         (26,104)              (29,454)               (4,924)
 Cost of insurance and other
  fees                                 (11,649)               (6,108)              (43,323)
 Death claims                               --                    --                    --
 Surrenders for benefit
  payments and fees                    (50,794)              (37,350)               (2,327)
 Other activity                            (68)                  (35)                   61
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (39,658)              (44,452)              132,533
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            10,877               (19,462)              141,159
NET ASSETS:
 Beginning of year                     497,510               399,614               825,636
                                    ----------            ----------            ----------
 End of year                          $508,387              $380,152              $966,795
                                    ==========            ==========            ==========

(c)  From inception July 28, 2005 to December 31, 2005.

(d) Formerly Janus Aspen Flexible Income Investment Division. Change effective May 1, 2005.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    JANUS ASPEN
                                   INTERNATIONAL            JPMORGAN               JPMORGAN
                                       GROWTH                 BOND           INTERNATIONAL EQUITY
                                     INVESTMENT            INVESTMENT             INVESTMENT
                                      DIVISION              DIVISION             DIVISION (E)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $725               $11,273                   $5,506
 Net realized gain (loss) on
  security transactions                  12,692                   213                  307,290
 Net realized gain on
  distributions                              --                 7,071                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            54,059                (9,849)                  57,226
                                     ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             67,476                 8,708                  370,022
                                     ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                               24,709                17,604                   13,524
 Net Transfers                          (11,674)               43,490                   (5,062)
 Cost of insurance and other
  fees                                   (4,225)               (7,094)                 (40,769)
 Death claims                                --                    --                       --
 Surrenders for benefit
  payments and fees                     (17,596)              (23,388)              (1,814,047)
 Other activity                          (4,585)                   --                       --
                                     ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,371)               30,612               (1,846,354)
                                     ----------            ----------            -------------
 Net increase (decrease) in
  net assets                             54,105                39,320               (1,476,332)
NET ASSETS:
 Beginning of year                      209,934               407,881                5,943,518
                                     ----------            ----------            -------------
 End of year                           $264,039              $447,201               $4,467,186
                                     ==========            ==========            =============

(e) Formerly JPMorgan International Opportunities Investment Division. Change effective May 16, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            JPMORGAN
                                     JPMORGAN            U.S. LARGE CAP                MFS
                                   SMALL COMPANY           CORE EQUITY        CAPITAL OPPORTUNITIES
                                    INVESTMENT             INVESTMENT               INVESTMENT
                                     DIVISION               DIVISION                 DIVISION
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,306)                $4,753                    $125
 Net realized gain (loss) on
  security transactions                   6,671                (59,450)                 (3,848)
 Net realized gain on
  distributions                          64,170                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (61,254)                51,568                   5,244
                                    -----------            -----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,281                 (3,129)                  1,521
                                    -----------            -----------              ----------
UNIT TRANSACTIONS:
 Purchases                                9,229                 84,563                  18,766
 Net Transfers                           (3,377)              (512,404)                 (4,805)
 Cost of insurance and other
  fees                                   (8,347)                (5,659)                 (2,016)
 Death claims                            (2,265)                    --                      --
 Surrenders for benefit
  payments and fees                    (417,338)               (30,623)                (10,361)
 Other activity                            (123)                   (63)                      3
                                    -----------            -----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (422,221)              (464,186)                  1,587
                                    -----------            -----------              ----------
 Net increase (decrease) in
  net assets                           (414,940)              (467,315)                  3,108
NET ASSETS:
 Beginning of year                      517,601                577,371                 175,662
                                    -----------            -----------              ----------
 End of year                           $102,661               $110,056                $178,770
                                    ===========            ===========              ==========


                                        MFS                    MFS                    MFS
                                  EMERGING GROWTH          HIGH INCOME          INVESTORS TRUST
                                    INVESTMENT             INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION               DIVISION
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(786)                $9,425                     $4
 Net realized gain (loss) on
  security transactions                  16,722                 26,699                 (8,539)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,972)               (28,254)                20,769
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,964                  7,870                 12,234
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                6,782                 23,316                 21,646
 Net Transfers                         (133,972)              (596,796)                18,052
 Cost of insurance and other
  fees                                   (1,385)                (2,421)                (4,500)
 Death claims                                --                     --                   (748)
 Surrenders for benefit
  payments and fees                      (2,980)                (3,338)              (147,592)
 Other activity                             (23)                   495                    (48)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (131,578)              (578,744)              (113,190)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (128,614)              (570,874)              (100,956)
NET ASSETS:
 Beginning of year                      257,225                653,100                260,619
                                    -----------            -----------            -----------
 End of year                           $128,611                $82,226               $159,663
                                    ===========            ===========            ===========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY          MORGAN STANLEY
                                         MFS                  CORE PLUS               EMERGING
                                    NEW DISCOVERY           FIXED INCOME           MARKETS EQUITY
                                     INVESTMENT              INVESTMENT              INVESTMENT
                                      DIVISION                DIVISION                DIVISION
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,166)                $206,930                $(1,383)
 Net realized gain (loss) on
  security transactions                   (2,910)                 178,769                 10,224
 Net realized gain on
  distributions                               --                   52,656                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             20,833                 (201,413)               134,140
                                     -----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,757                  236,942                142,981
                                     -----------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                36,484                   93,739                 12,948
 Net Transfers                          (370,268)                 (99,046)                (3,072)
 Cost of insurance and other
  fees                                    (4,440)                 (71,681)                (7,165)
 Death claims                                 --                   (1,440)                (1,077)
 Surrenders for benefit
  payments and fees                         (946)              (3,141,881)              (237,564)
 Other activity                             (995)                      25                 (2,730)
                                     -----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (340,165)              (3,220,284)              (238,660)
                                     -----------            -------------            -----------
 Net increase (decrease) in
  net assets                            (326,408)              (2,983,342)               (95,679)
NET ASSETS:
 Beginning of year                       860,662                9,861,185                659,993
                                     -----------            -------------            -----------
 End of year                            $534,254               $6,877,843               $564,314
                                     ===========            =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY        MORGAN STANLEY         MORGAN STANLEY
                                   TECHNOLOGY            HIGH YIELD           MID CAP GROWTH
                                   INVESTMENT            INVESTMENT             INVESTMENT
                                    DIVISION              DIVISION               DIVISION
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(461)               $15,575               $(2,562)
 Net realized gain (loss) on
  security transactions                 1,945                 (6,675)               25,555
 Net realized gain on
  distributions                            --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,953)                (7,436)               57,661
                                    ---------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (469)                 1,464                80,654
                                    ---------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                             14,226                 13,987                 7,180
 Net Transfers                             --                  6,767               290,097
 Cost of insurance and other
  fees                                 (1,312)                (4,217)               (5,044)
 Death claims                              --                   (724)                   --
 Surrenders for benefit
  payments and fees                   (21,903)              (134,139)              (17,200)
 Other activity                          (197)                    --                 4,621
                                    ---------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (9,186)              (118,326)              279,654
                                    ---------            -----------            ----------
 Net increase (decrease) in
  net assets                           (9,655)              (116,862)              360,308
NET ASSETS:
 Beginning of year                     76,481                225,382               304,860
                                    ---------            -----------            ----------
 End of year                          $66,826               $108,520              $665,168
                                    =========            ===========            ==========

                                 NEUBERGER BERMAN       NEUBERGER BERMAN
                                   AMT BALANCED           AMT PARTNERS
                                    INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1                     $220
 Net realized gain (loss) on
  security transactions                   (6)                   4,831
 Net realized gain on
  distributions                           --                       15
 Net unrealized appreciation
  (depreciation) of
  investments during the year             38                    4,603
                                       -----                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              33                    9,669
                                       -----                ---------
UNIT TRANSACTIONS:
 Purchases                                 2                      183
 Net Transfers                            (6)                     (58)
 Cost of insurance and other
  fees                                   (83)                  (4,973)
 Death claims                             --                       --
 Surrenders for benefit
  payments and fees                       --                  (20,578)
 Other activity                           (3)                      (5)
                                       -----                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (90)                 (25,431)
                                       -----                ---------
 Net increase (decrease) in
  net assets                             (57)                 (15,762)
NET ASSETS:
 Beginning of year                       443                   63,443
                                       -----                ---------
 End of year                            $386                  $47,681
                                       =====                =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, OmniSource (the "Account") is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following Investment Divisions (collectively, the "Investment Divisions"): the American Funds Asset Allocation, American Funds Global Growth, American Funds Growth, American Funds International, American Funds Global Small Capitalization, DWS Equity 500 Index VIP, DWS Small Cap Index VIP, Alger American Growth, Alger American Small Capitalization, Fidelity VIP Equity-Income, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities, Franklin Templeton Mutual Shares Securities, Templeton Foreign Securities, Templeton Growth Securities, Hartford Advisers, Hartford Total Return Bond, Hartford Capital Appreciation, Hartford Money Market, Hartford Stock, Hartford Value Opportunities, Janus Aspen Worldwide Growth, Janus Aspen Mid Cap Growth, Janus Aspen Balanced, Janus Aspen Flexible Bond, Janus Aspen International Growth, JPMorgan Bond, JPMorgan International Equity, JPMorgan Small Company, JPMorgan U.S. Large Cap Core Equity, MFS Capital Opportunities, MFS Emerging Growth, MFS High Income, MFS Investors Trust, MFS New Discovery, Morgan Stanley Core Plus Fixed Income, Morgan Stanley Emerging Markets Equity, Morgan Stanley High Yield, Morgan Stanley Mid Cap Growth, Neuberger Berman AMT Balanced, and Neuberger Berman AMT Partners.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The sub-accounts are currently in the accumulation phase.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) COST OF INSURANCE -- In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated costs of the insured which is dependent on their individual

-------------------------------------------------------------------------------

       characteristics (e.g. age, risk class). Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable life insurance policies, provides the mortality and expense risk charges and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

       c) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

       d) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges up to a maximum of 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds Asset Allocation Investment
 Division                                                  $5,988       $236,963
American Funds Global Growth Investment Division            9,293        311,314
American Funds Growth Investment Division               1,134,140        593,789
American Funds International Investment Division        1,490,006        330,756
American Funds Global Small Capitalization
 Investment Division                                        2,430        268,415
DWS Equity 500 Index VIP Investment Division              665,680        264,583
DWS Small Cap Index VIP Investment Division               338,591        399,743
Alger American Growth Investment Division                     188          8,148
Alger American Small Capitalization Investment
 Division                                                   1,786          3,127
Fidelity VIP Equity-Income Investment Division              2,635          5,434
Franklin Small-Mid Cap Growth Securities
 Investment Division                                        7,793        169,696
Franklin Small Cap Value Securities Fund
 Investment Division                                    1,132,123          9,137
Franklin Strategic Income Securities Investment
 Division                                                   1,271        566,979
Franklin Templeton Mutual Shares Securities
 Investment Division                                       28,938        331,712
Templeton Foreign Securities Investment Division               73            440
Templeton Growth Securities Investment Division            12,936        301,314
Hartford Advisers Investment Division                      10,536         48,933
Hartford Total Return Bond Investment Division            313,461      1,006,082
Hartford Capital Appreciation Investment Division         236,261        855,999
Hartford Money Market Investment Division               1,107,781      7,898,306
Hartford Stock Investment Division                          6,482         22,628
Hartford Value Opportunities Investment Division        1,295,186         10,793
Janus Aspen Worldwide Growth Investment Division            2,597          1,358
Janus Aspen Mid Cap Growth Investment Division             17,057        119,839
Janus Aspen Balanced Investment Division                   16,884          9,563
Janus Aspen Flexible Bond Investment Division             383,894         59,556
Janus Aspen International Growth Investment
 Division                                                  10,707        114,633

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
JPMorgan Bond Investment Division                          $7,872       $285,830
JPMorgan International Equity Investment Division          51,503         59,466
JPMorgan Small Company Investment Division                  5,378            966
JPMorgan U.S. Large Cap Core Equity Investment              1,120          2,737
 Division
MFS Capital Opportunities Investment Division               9,105          4,666
MFS Emerging Growth Investment Division                       833          1,451
MFS High Income Investment Division                        15,585          1,767
MFS Investors Trust Investment Division                     1,041         37,200
MFS New Discovery Investment Division                     386,272        401,029
Morgan Stanley Core Plus Fixed Income Investment          303,748        407,369
 Division
Morgan Stanley Emerging Markets Equity Investment         361,351        664,685
 Division
Morgan Stanley Technology Investment Division                  52         71,160
Morgan Stanley High Yield Investment Division              20,560          7,793
Morgan Stanley Mid Cap Growth Investment Division       1,172,368        363,809
Neuberger Berman AMT Balanced Investment Division               3            134
Neuberger Berman AMT Partners Investment Division           5,572          4,362
                                                    -------------  -------------
                                                      $10,577,080    $16,263,664
                                                    =============  =============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                               UNITS           UNITS            NET INCREASE
INVESTMENT DIVISION           ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Funds Asset
 Allocation Investment
 Division                          102          17,276              (17,174)
American Funds Global
 Growth Investment
 Division                          625          27,388              (26,763)
American Funds Growth
 Investment Division            99,747          51,622               48,125
American Funds
 International Investment
 Division                      123,552          27,413               96,139
American Funds Global Small
 Capitalization Investment
 Division                           47          17,954              (17,907)
DWS Equity 500 Index VIP
 Investment Division            40,758          14,477               26,281
DWS Small Cap Index VIP
 Investment Division            16,806          24,323               (7,517)
Alger American Growth
 Investment Division                 9             447                 (438)
Alger American Small
 Capitalization Investment
 Division                          120             203                  (83)
Fidelity VIP Equity-Income
 Investment Division                --             261                 (261)
Franklin Small-Mid Cap
 Growth Securities
 Investment Division               861          17,309              (16,448)
Franklin Small Cap Value
 Securities Fund Investment
 Division                       98,288             336               97,952
Franklin Strategic Income
 Securities Investment
 Division                           --          36,452              (36,452)
Franklin Templeton Mutual
 Shares Securities
 Investment Division               828          20,432              (19,604)
Templeton Foreign
 Securities Investment
 Division                           --              30                  (30)
Templeton Growth Securities
 Investment Division               605          21,259              (20,654)
Hartford Advisers
 Investment Division               545           4,515               (3,970)
Hartford Total Return Bond
 Investment Division            12,583          57,700              (45,117)
Hartford Capital
 Appreciation Investment
 Division                          478          26,267              (25,789)
Hartford Money Market
 Investment Division            76,074         606,333             (530,259)
Hartford Stock Investment
 Division                          358           2,438               (2,080)
Hartford Value
 Opportunities Investment
 Division                      105,380             418              104,962
Janus Aspen Worldwide
 Growth Investment
 Division                           --              45                  (45)
Janus Aspen Mid Cap Growth
 Investment Division             2,651          16,900              (14,249)

-------------------------------------------------------------------------------

                               UNITS           UNITS            NET INCREASE
INVESTMENT DIVISION           ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Janus Aspen Balanced
 Investment Division               771             581                  190
Janus Aspen Flexible Bond
 Investment Division            24,268           3,766               20,502
Janus Aspen International
 Growth Investment
 Division                          560           9,074               (8,514)
JPMorgan Bond Investment
 Division                           86          19,656              (19,570)
JPMorgan International
 Equity Investment
 Division                           61           1,898               (1,837)
JPMorgan Small Company
 Investment Division               131              20                  111
JPMorgan U.S. Large Cap
 Core Equity Investment
 Division                           --             159                 (159)
MFS Capital Opportunities
 Investment Division             1,075             457                  618
MFS Emerging Growth
 Investment Division               137              93                   44
MFS High Income Investment
 Division                          694              92                  602
MFS Investors Trust
 Investment Division                41           3,663               (3,622)
MFS New Discovery
 Investment Division            36,285          36,497                 (212)
Morgan Stanley Core Plus
 Fixed Income Investment
 Division                           57          24,251              (24,194)
Morgan Stanley Emerging
 Markets Equity Investment
 Division                       17,214          30,825              (13,611)
Morgan Stanley High Yield
 Investment Division             1,006             598                  408
Morgan Stanley Mid Cap
 Growth Investment
 Division                      103,477          35,820               67,657
Neuberger Berman AMT
 Balanced Investment
 Division                           --             (10)                 (10)
Neuberger Berman AMT
 Partners Investment
 Division                           --             198                 (198)

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                     NET
                               UNITS           UNITS              INCREASE
INVESTMENT DIVISION           ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Funds Asset
 Allocation Investment
 Division                        3,042             449                2,593
American Funds Global
 Growth Investment
 Division                       33,985          21,131               12,854
American Funds Growth
 Investment Division            18,516          95,429              (76,913)
American Funds
 International Investment
 Division                        7,432          47,106              (39,674)
American Funds Global Small
 Capitalization Investment
 Division                        8,127           1,107                7,020
Scudder VIT EAFE+ Equity
 Index Investment Division       7,816          45,942              (38,126)
Scudder VIT Equity 500
 Index Investment Division      24,673         374,978             (350,305)
Scudder VIT Small Cap Index
 Investment Division            27,928          19,378                8,550
Alger American Growth
 Investment Division               646          35,178              (34,532)
Alger American Small
 Capitalization Investment
 Division                          261           2,368               (2,107)
Fidelity VIP Equity-Income
 Investment Division                --           1,418               (1,418)
Fidelity VIP High Income
 Investment Division                --              23                  (23)
Franklin Small-Mid Cap
 Growth Securities
 Investment Division             4,769           4,338                  431
Franklin Strategic Income
 Securities Investment
 Division                       36,666              41               36,625
Franklin Templeton Mutual
 Shares Securities
 Investment Division            28,258          35,619               (7,361)
Templeton Foreign
 Securities Investment
 Division                        1,757          11,701               (9,944)
Templeton Growth Securities
 Investment Division            22,289          14,467                7,822
Hartford Advisers
 Investment Division               473          16,268              (15,795)
Hartford Total Return Bond
 Investment Division            14,846          59,911              (45,065)
Hartford Capital
 Appreciation Investment
 Division                        7,613          20,470              (12,857)
Hartford Money Market
 Investment Division           415,176         406,137                9,039
Hartford Stock Investment
 Division                          617           2,547               (1,930)
Hartford Value
 Opportunities Investment
 Division                        3,205               5                3,200
Janus Aspen Worldwide
 Growth Investment
 Division                        2,728           3,410                 (682)

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     NET
                               UNITS           UNITS              INCREASE
INVESTMENT DIVISION           ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth
 Investment Division             7,394          14,380               (6,986)
Janus Aspen Balanced
 Investment Division             2,391           6,390               (3,999)
Janus Aspen Flexible Bond
 Investment Division            35,246          25,572                9,674
Janus Aspen International
 Growth Investment
 Division                       41,135          42,187               (1,052)
JP Morgan Bond Investment
 Division                        4,228           2,109                2,119
JP Morgan International
 Equity Investment
 Division                           --         157,926             (157,926)
JP Morgan Small Company
 Investment Division               750          28,425              (27,675)
JP Morgan U.S. Large Cap
 Core Equity Investment
 Division                        7,742          47,604              (39,862)
MFS Capital Opportunities
 Investment Division             2,783           2,608                  175
MFS Emerging Growth
 Investment Division             2,184          25,684              (23,500)
MFS High Income Investment
 Division                        1,818          48,040              (46,222)
MFS Investors Trust
 Investment Division             4,187          16,560              (12,373)
MFS New Discovery
 Investment Division             4,591          41,843              (37,252)
Morgan Stanley Core Plus
 Fixed Income Investment
 Division                        4,638         225,613             (220,975)
Morgan Stanley Emerging
 Markets Equity Investment
 Division                       19,949          36,289              (16,340)
Morgan Stanley Technology
 Investment Division             2,852           5,732               (2,880)
Morgan Stanley High Yield
 Investment Division             1,728          11,879              (10,151)
Morgan Stanley Mid Cap
 Growth Investment
 Division                       71,799          40,451               31,348
Neuberger Berman AMT
 Balanced Investment
 Division                            6               7                   (1)
Neuberger Berman AMT
 Partners Investment
 Division                           --           1,324               (1,324)

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 INVESTMENT DIVISION
 2006  Lowest contract charges               4,835    $14.659088             $70,880
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              22,009     12.868178             283,214
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              19,416     11.867470             230,424
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              18,468     11.025446             203,621
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              58,415      9.115500             532,479
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%            1.17%             13.92%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            2.32%              8.43%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%            1.98%              7.64%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.66%            1.36%             20.95%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            2.90%            (12.95)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges              18,693    $12.994340            $242,903
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              45,456     10.860570             493,673
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              32,602      9.582633             312,416
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              71,235      8.499029             605,428
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              65,169      6.323735             412,110
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges             146,145     11.906645           1,740,101
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              98,020     10.873319           1,065,801
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             174,933      9.419148           1,647,717
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             247,481      8.427555           2,085,657
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             301,658      6.200333           1,870,382
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%            0.84%             19.65%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            0.63%             13.34%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%            0.44%             12.75%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%            0.41%             34.40%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            0.92%            (15.19)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
AMERICAN FUNDS GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%            0.91%              9.50%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            0.61%             15.44%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%            0.17%             11.77%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%            0.10%             35.92%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            0.03%            (24.94)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 INVESTMENT DIVISION
 2006  Lowest contract charges             129,329    $13.317563          $1,722,346
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              33,190     11.266260             373,924
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              72,864      9.332859             680,030
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              93,582      7.872967             736,771
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              78,549      5.876283             461,574
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION INVESTMENT DIVISION
 2006  Lowest contract charges               1,933     17.324662              33,488
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              19,840     14.056561             278,876
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              12,820     11.286856             144,694
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              13,295      9.398205             124,949
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              15,596      6.161404              96,095
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%            2.08%             18.21%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            1.14%             20.72%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%            1.41%             18.54%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%            1.44%             33.98%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            1.33%            (15.39)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION INVESTMENT DIVISION
 2006  Lowest contract charges                0.66%            0.37%             23.25%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            0.88%             24.54%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%              --              20.10%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%            0.55%             52.53%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            0.86%            (19.58)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
DWS EQUITY 500 INDEX VIP INVESTMENT
 DIVISION
 2006  Lowest contract charges             799,981    $14.780535         $11,824,143
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             773,700     12.878092           9,963,784
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           1,124,005     12.383085          13,918,648
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges           1,185,097     11.270289          13,356,387
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges           1,206,328      8.853546          10,680,284
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
DWS SMALL CAP INDEX VIP INVESTMENT
 DIVISION
 2006  Lowest contract charges              86,589     17.736368           1,535,783
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              94,106     15.194347           1,429,877
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              85,556     14.668454           1,254,978
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              73,465     12.537919             921,102
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              78,545      8.618526             676,944
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
DWS EQUITY 500 INDEX VIP INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%            1.14%             14.77%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            1.45%              4.00%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%            1.09%              9.87%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%            1.23%             27.30%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.64%            1.69%            (22.80)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
DWS SMALL CAP INDEX VIP INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%            0.62%             16.73%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            0.57%              3.59%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%            0.44%             16.99%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%            0.98%             45.48%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            0.72%            (21.10)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges                 228    $19.412044              $4,431
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges                 666     18.581839              12,378
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              35,198     16.694117             587,593
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              73,390     15.927709           1,168,942
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             159,836     11.861031           1,895,817
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
ALGER AMERICAN SMALL CAPITALIZATION
 INVESTMENT DIVISION
 2006  Lowest contract charges               3,467     15.076324              52,263
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               3,550     12.643761              44,886
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               5,657     10.888167              61,593
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges               7,118      9.401459              66,923
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges               8,489      6.647817              56,432
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
ALGER AMERICAN GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.66%            0.18%              4.47%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%            0.35%             11.31%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%              --               4.81%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%              --              34.29%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.65%            0.04%            (33.43)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
ALGER AMERICAN SMALL CAPITALIZATION
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              --              19.24%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2005  Lowest contract charges                0.65%              --              16.12%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2004  Lowest contract charges                0.65%              --              15.81%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2003  Lowest contract charges                0.65%              --              41.42%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2002  Lowest contract charges                0.66%              --             (26.70)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges                      738      $22.686292           $16,742
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      999       18.997869            18,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    2,417       18.062328            43,651
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    2,782       16.300986            45,352
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                    3,194       12.588970            40,208
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES INVESTMENT DIVISION
 2006  Lowest contract charges                   19,526        9.646685           188,365
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   35,974        8.933027           321,361
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   35,543        8.580552           304,979
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   33,103        7.747642           256,467
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                   99,356        5.681907           564,533
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN SMALL CAP VALUE SECURITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                   97,952       11.583178         1,134,591
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP EQUITY-INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%              3.29%              19.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              1.82%               5.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.60%              10.81%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              1.88%              29.49%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.66%              4.64%             (17.49)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%                --                7.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%                --                4.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%                --               10.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%                --               36.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              0.27%             (29.15)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              0.81%              16.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                    1,442      $16.602892           $23,940
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   37,894       15.401233           583,613
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    1,269       15.237973            19,331
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    1,435       13.941490            20,002
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                    1,475       11.659030            17,200
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN TEMPLETON MUTUAL SHARES
 SECURITIES INVESTMENT DIVISION
 2006  Lowest contract charges                   19,399       18.532815           359,525
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   39,003       15.757429           614,595
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   46,364       14.346238           665,145
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   45,926       12.820562           588,794
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                   80,394       10.311100           828,954
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.67%              2.91%               7.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.64%              0.51%               1.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              3.20%               9.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.66%              2.30%              19.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              0.06%               4.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN TEMPLETON MUTUAL SHARES
 SECURITIES INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              1.25%              17.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              0.78%               9.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              0.79%              11.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              1.11%              24.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              0.76%             (12.38)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                      418      $14.518378            $6,075
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      449       12.032640             5,400
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   10,393       10.993235           114,253
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   18,769        9.335400           175,214
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                    4,736        7.106916            33,655
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON GROWTH SECURITIES INVESTMENT
 DIVISION
 2006  Lowest contract charges                    5,968       16.484431            98,385
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   26,622       13.621362           362,624
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   18,800       12.593946           236,763
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   15,432       10.925361           168,605
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                   75,240        8.322196           626,160
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              1.26%              20.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              1.66%               9.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.66%              0.87%              17.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              1.91%              31.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.64%              1.14%             (19.09)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.66%              1.17%              21.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              0.44%               8.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.17%              15.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.66%              0.84%              31.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              2.44%             (19.02)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD ADVISERS INVESTMENT DIVISION
 2006  Lowest contract charges                    4,242      $11.620730           $49,293
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    8,212       10.565644            86,766
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   24,007        9.916959           238,078
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   70,906        9.621597           682,228
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                   79,438        8.172999           649,249
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD TOTAL RETURN BOND INVESTMENT
 DIVISION
 2006  Lowest contract charges                  110,648       17.925379         1,983,393
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  155,765       17.215384         2,681,569
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  200,830       16.913464         3,396,726
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  176,050       16.271655         2,864,627
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                  230,064       15.186279         3,493,816
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD ADVISERS INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              2.11%               9.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              2.55%               6.54%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.66%              2.02%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              2.40%              17.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              2.91%             (14.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%              4.94%               4.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              6.92%               1.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              4.72%               3.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              3.63%               7.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              4.21%               9.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 INVESTMENT DIVISION
 2006  Lowest contract charges                   46,851      $35.608188        $1,667,081
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   72,652       30.733939         2,232,888
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   85,497       26.772317         2,288,946
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   78,714       22.575622         1,777,009
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                   96,596       15.959528         1,541,619
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD MONEY MARKET INVESTMENT
 DIVISION
 2006  Lowest contract charges                  105,742       13.428863         1,419,990
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  636,001       12.909270         8,210,307
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  626,962       12.634059         7,921,073
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  612,967       12.597792         7,722,034
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                  287,995       12.585794         3,624,647
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              1.35%              15.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              0.94%              14.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              0.36%              18.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              0.45%              41.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              0.52%             (20.22)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD MONEY MARKET INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%              4.24%               4.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              2.80%               2.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              0.95%               0.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              0.70%               0.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              1.47%               0.81%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT              CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------
HARTFORD STOCK INVESTMENT DIVISION
 2006  Lowest contract charges               4,587    $10.105417              $46,357
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges               6,667      8.871321               59,143
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges               8,597      8.145551               70,024
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges               7,820      7.870686               61,550
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges               3,820      6.263758               23,927
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
HARTFORD VALUE OPPORTUNITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges             108,162     12.150270            1,314,195
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges               3,200     10.274841               32,882
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
JANUS ASPEN WORLDWIDE GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges              21,303      8.286482              176,524
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges              21,348      7.072062              150,972
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges              22,030      6.742779              148,540
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges              20,347      6.492881              132,108
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges              90,235      5.283944              476,798
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME             TOTAL
INVESTMENT DIVISION                          RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD STOCK INVESTMENT DIVISION
 2006  Lowest contract charges                 0.65%             1.26%             13.91%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             1.82%              8.91%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%             1.15%              3.49%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             1.70%             25.65%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             0.67%            (24.74)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
HARTFORD VALUE OPPORTUNITIES
 INVESTMENT DIVISION
 2006  Lowest contract charges                 0.65%             1.70%             18.25%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.64%             2.45%              2.75%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
JANUS ASPEN WORLDWIDE GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges                 0.65%             1.65%             17.17%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             1.21%              4.88%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%             0.94%              3.85%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             0.76%             22.88%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             0.64%            (26.19)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT              CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges              64,069     $7.307387             $468,179
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges              78,318      6.491350              508,387
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges              85,304      5.832229              497,510
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges              78,370      4.872655              381,868
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges             188,859      3.639269              687,310
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
JANUS ASPEN BALANCED INVESTMENT
 DIVISION
 2006  Lowest contract charges              32,342     12.970552              419,491
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges              32,152     11.823717              380,152
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges              36,151     11.054015              399,614
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges             141,866     10.274235            1,457,568
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges             265,729      9.093422            2,416,383
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME             TOTAL
INVESTMENT DIVISION                          RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JANUS ASPEN MID CAP GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%               --              12.57%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%               --              11.30%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%               --              19.69%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%               --              33.89%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%               --             (28.58)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
JANUS ASPEN BALANCED INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%             1.95%              9.70%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             2.05%              6.96%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.66%             1.70%              7.59%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             1.41%             12.99%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             2.20%             (7.28)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT              CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------
JANUS ASPEN FLEXIBLE BOND INVESTMENT
 DIVISION
 2006  Lowest contract charges              90,947    $14.177855           $1,289,429
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges              70,445     13.724073              966,795
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges              60,771     13.585950              825,636
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges              62,143     13.185777              819,410
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges              55,385     12.493946              691,974
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
JANUS ASPEN INTERNATIONAL GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges              16,381     15.450865              253,098
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges              24,895     10.606015              264,039
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges              25,947      8.090933              209,934
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges              23,629      6.861603              162,135
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges              21,562      5.133534              110,692
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME             TOTAL
INVESTMENT DIVISION                          RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JANUS ASPEN FLEXIBLE BOND INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%             4.20%              3.31%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             4.64%              1.02%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%             5.99%              3.04%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             3.96%              5.54%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             3.15%              9.44%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
JANUS ASPEN INTERNATIONAL GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges                 0.65%             1.67%             45.68%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             0.95%             31.09%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%             0.74%             17.92%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             1.00%             33.66%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             0.66%            (26.24)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT              CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------
JPMORGAN BOND INVESTMENT DIVISION
 2006  Lowest contract charges              11,424    $14.928473             $170,594
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges              30,994     14.428490              447,201
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges              28,875     14.125569              407,881
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges              32,019     13.632922              436,518
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges              89,192     13.230084            1,180,011
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
JPMORGAN INTERNATIONAL EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges             339,102     15.886738            5,387,220
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2005  Lowest contract charges             340,939     13.102610            4,467,186
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2004  Lowest contract charges             498,865     11.914085            5,943,518
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2003  Lowest contract charges             514,983     10.130847            5,217,217
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --
 2002  Lowest contract charges             603,683      7.699074            4,647,803
    Highest contract charges                    --            --                   --
    Remaining contract charges                  --            --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME             TOTAL
INVESTMENT DIVISION                          RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JPMORGAN BOND INVESTMENT DIVISION
 2006  Lowest contract charges                 0.66%             3.71%              3.47%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             3.33%              2.14%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%             3.46%              3.61%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             3.10%              3.05%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             0.58%              8.10%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
JPMORGAN INTERNATIONAL EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges                 0.65%             1.03%             21.25%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                 0.65%             0.77%              9.98%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                 0.65%             0.57%             17.60%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                 0.65%             0.97%             31.59%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                 0.65%             0.41%            (18.84)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JPMORGAN SMALL COMPANY INVESTMENT
 DIVISION
 2006  Lowest contract charges               6,731    $17.718251            $119,272
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               6,620     15.506812             102,661
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              34,295     15.092425             517,601
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             108,656     11.945521           1,297,953
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             152,843      8.842199           1,351,470
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
JPMORGAN U.S. LARGE CAP CORE EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges               9,149     13.693992             125,287
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               9,308     11.823692             110,056
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              49,170     11.742251             577,371
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              37,798     10.794837             408,020
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             114,064      8.479306             967,185
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
JPMORGAN SMALL COMPANY INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%               --              14.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.66%               --               2.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.66%               --              26.34%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              35.10%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%             0.17%            (22.16)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
JPMORGAN U.S. LARGE CAP CORE EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%             0.97%             15.82%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             1.62%              0.69%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.74%              8.78%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.99%             27.31%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.66%             0.09%            (25.11)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES INVESTMENT
 DIVISION
 2006  Lowest contract charges              24,655     $8.408758            $207,319
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              24,037      7.437242             178,770
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              23,862      7.361664             175,662
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              23,374      6.588614             154,001
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              27,414      5.205799             142,709
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
MFS EMERGING GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges              20,134      6.862115             138,159
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              20,090      6.401580             128,611
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              43,590      5.901032             257,225
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              18,258      5.258188              96,004
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              19,920      4.064013              80,954
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS CAPITAL OPPORTUNITIES INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%             0.44%             13.06%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             0.72%              1.03%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.36%             11.73%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.24%             26.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%             0.06%            (30.15)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MFS EMERGING GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%               --               7.19%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%               --               8.48%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%               --              12.23%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              29.38%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%               --             (34.19)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS HIGH INCOME INVESTMENT DIVISION
 2006  Lowest contract charges               7,148    $13.775281             $98,471
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               6,546     12.562046              82,226
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              52,768     12.376913             653,100
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              13,222     11.413530             150,912
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges               9,344      9.739038              91,002
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
MFS INVESTORS TRUST INVESTMENT
 DIVISION
 2006  Lowest contract charges              13,090     10.725105             140,394
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              16,712      9.553657             159,663
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              29,085      8.960632             260,619
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              91,666      8.099482             742,445
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             139,595      6.674137             931,679
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS HIGH INCOME INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%             7.47%              9.66%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             4.91%              1.50%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             4.62%              8.44%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             1.47%             17.19%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%             4.75%              1.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MFS INVESTORS TRUST INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%             0.46%             12.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             0.65%              6.62%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.60%             10.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.99%             21.36%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%             0.52%            (21.48)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS NEW DISCOVERY INVESTMENT DIVISION
 2006  Lowest contract charges              54,212    $11.041845            $598,597
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              54,424      9.816577             534,254
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              91,676      9.388109             860,662
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              77,465      8.871221             687,206
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             130,254      6.677546             869,777
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
MORGAN STANLEY CORE PLUS FIXED INCOME
 INVESTMENT DIVISION
 2006  Lowest contract charges             431,895     15.541379           6,712,253
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             456,089     15.080046           6,877,843
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             677,064     14.564628           9,861,185
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             751,355     14.046366          10,553,802
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges             803,663     13.511229          10,858,479
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MFS NEW DISCOVERY INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%               --              12.48%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%               --               4.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%               --               5.83%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              32.85%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%               --             (32.07)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MORGAN STANLEY CORE PLUS FIXED INCOME
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%             4.07%              3.06%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             3.34%              3.54%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             3.73%              3.69%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%             0.06%              3.96%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%             3.91%              6.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges              15,813    $26.132326            $413,236
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              29,424     19.178939             564,314
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              45,764     14.421722             659,993
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              94,797     11.790643           1,117,715
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              75,064      7.929111             595,187
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
MORGAN STANLEY HIGH YIELD INVESTMENT
 DIVISION
 2006  Lowest contract charges               9,762     12.519931             122,222
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               9,354     11.601331             108,520
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              19,505     11.554830             225,382
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              10,455     10.622777             111,058
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              17,567      8.505330             149,413
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%             0.85%             36.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             0.40%             32.99%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.66%             0.67%             22.32%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              48.70%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%               --              (9.49)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
MORGAN STANLEY HIGH YIELD INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%             7.68%              7.92%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             9.36%              0.40%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.66%             8.29%              8.77%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              24.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%            11.32%             (7.87)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges             135,123    $10.703898          $1,446,347
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              67,466      9.859259             665,168
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges              36,118      8.440685             304,860
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges              51,922      6.986918             362,778
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges              52,013      4.960670             258,018
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
NEUBERGER BERMAN AMT BALANCED
 INVESTMENT DIVISION
 2006  Lowest contract charges                  19     17.788343                 339
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges                  24     16.178525                 386
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges                  30     14.914647                 443
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges                  37     13.733556                 506
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges                  46     11.887993                 542
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
MORGAN STANLEY MID CAP GROWTH
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%               --               8.57%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.64%               --              16.81%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%               --              20.81%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              40.85%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%               --             (31.60)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
NEUBERGER BERMAN AMT BALANCED
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.81%             0.76%              9.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.71%             0.99%              8.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.72%             1.24%              8.60%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.64%             2.68%             15.53%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.65%             3.92%            (17.69)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
INVESTMENT DIVISION                       UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 INVESTMENT DIVISION
 2006  Lowest contract charges               2,173    $22.456036             $48,797
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges               2,371     20.137490              47,681
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges               3,695     17.170304              63,443
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges               4,287     14.526176              62,274
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2002  Lowest contract charges               4,612     10.823171              49,914
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
INVESTMENT DIVISION                         RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%             0.72%             11.51%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.65%             1.00%             17.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.65%             0.02%             18.20%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.65%               --              34.21%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.66%             0.65%            (24.63)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

* This represents the annualized contract expenses of the Investment Divison for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the Fund in which the Investment Division invests.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense, up to a maximum of 0.65% of the contract's value on annual basis for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense, up to a maximum of $10.00 per coverage month for administrative services provided by the Company.

    These charges are a redemption of units.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   ICMG SEPARATE ACCOUNT ONE -- ONE PROVIDER
                              FINANCIAL STATEMENTS
                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2006
                                 TOGETHER WITH
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- THE ONE PROVIDER AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One - The One Provider (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One - The One Provider as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                    EQUITY-INCOME        INDEX 500         MONEY MARKET
                                      INVESTMENT         INVESTMENT         INVESTMENT
                                       DIVISION           DIVISION           DIVISION
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         23,219                576            207,280
                                     ============       ============       ============
  Cost                                   $484,871            $81,804           $207,280
                                     ============       ============       ============
  Market Value                           $606,237            $93,022           $207,280
 Receivable from fund shares
  sold                                         33                  5                 11
 Other assets                                  --                 --                 31
                                     ------------       ------------       ------------
 Total Assets                             606,270             93,027            207,322
                                     ------------       ------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    33                  5                 11
 Other liabilities                             --                  5                 --
                                     ------------       ------------       ------------
 Total Liabilities                             33                 10                 11
                                     ------------       ------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $606,237            $93,017           $207,311
                                     ============       ============       ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units Owned by Participants               38,275              6,845             16,172
 Unit Fair Value #                     $15.838976         $13.589050         $12.819312

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           JPMORGAN                JPMORGAN
                               INTERNATIONAL     INSURANCE TRUST         INSURANCE TRUST
                                  EQUITY           BALANCED - 1           CORE BOND - 1
                                INVESTMENT          INVESTMENT              INVESTMENT
                                 DIVISION          DIVISION (A)            DIVISION (B)
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   95,108              17,535                  25,283
                               ============        ============            ============
  Cost                           $1,567,067            $281,226                $275,230
                               ============        ============            ============
  Market Value                   $1,963,033            $283,011                $285,444
 Receivable from fund shares
  sold                                  174                  --                      --
 Other assets                             3                  --                      --
                               ------------        ------------            ------------
 Total Assets                     1,963,210             283,011                 285,444
                               ------------        ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             174                  50                      51
 Other liabilities                       --                   3                       1
                               ------------        ------------            ------------
 Total Liabilities                      174                  53                      52
                               ------------        ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $1,963,036            $282,958                $285,392
                               ============        ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units Owned by Participants        103,447              23,896                  18,533
 Unit Fair Value #               $18.976320          $11.840974              $15.399138

                                      JPMORGAN                 JPMORGAN                JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                  EQUITY INDEX - 1       GOVERNMENT BOND - 1      INTREPID GROWTH - 1
                                     INVESTMENT               INVESTMENT              INVESTMENT
                                    DIVISION (C)             DIVISION (D)            DIVISION (E)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        40,564                    2,119                   4,715
                                    ============             ============             ===========
  Cost                                  $478,496                  $23,913                $110,327
                                    ============             ============             ===========
  Market Value                          $504,215                  $23,729                 $69,311
 Receivable from fund shares
  sold                                        --                       --                       4
 Other assets                                 --                       --                      --
                                    ------------             ------------             -----------
 Total Assets                            504,215                   23,729                  69,315
                                    ------------             ------------             -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   90                        5                       4
 Other liabilities                             5                        1                      --
                                    ------------             ------------             -----------
 Total Liabilities                            95                        6                       4
                                    ------------             ------------             -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $504,120                  $23,723                 $69,311
                                    ============             ============             ===========
VARIABLE LIFE INSURANCE
 POLICIES:
 Units Owned by Participants              47,211                    1,628                   7,364
 Unit Fair Value #                    $10.677935               $14.570622               $9.412467

(a) Formerly JPMorgan Investment Trust Balanced Investment Division. Change effective May 1, 2006.

(b) Formerly JPMorgan Investment Trust Bond Investment Division. Change effective May 1, 2006.

(c) Formerly JPMorgan Investment Trust Equity Index Investment Division. Change effective May 1, 2006.

(d) Formerly JPMorgan Investment Trust Government Bond Investment Division. Change effective May 1, 2006.

(e) Formerly JPMorgan Investment Trust Large Cap Growth Investment Division. Change effective May 1, 2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST         INSURANCE TRUST
                                   DIVERSIFIED MID         DIVERSIFIED MID
                                    CAP GROWTH - 1          CAP VALUE - 1
                                      INVESTMENT              INVESTMENT
                                     DIVISION (F)            DIVISION (G)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         73,667                 104,061
                                     ============            ============
  Cost                                 $1,448,761              $1,297,586
                                     ============            ============
  Market Value                         $1,566,164              $1,730,532
 Receivable from fund shares
  sold                                        168                     185
 Other assets                                   6                      --
                                     ------------            ------------
 Total Assets                           1,566,338               1,730,717
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   168                     185
 Other liabilities                             --                       3
                                     ------------            ------------
 Total Liabilities                            168                     188
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,566,170              $1,730,529
                                     ============            ============
VARIABLE LIFE INSURANCE
 POLICIES:
 Units Owned by Participants              103,374                  90,933
 Unit Fair Value #                     $15.150541              $19.030870

(f) Formerly JPMorgan Investment Trust Mid Cap Growth Investment Division. Change effective May 1, 2006.

(g) Formerly JPMorgan Investment Trust Mid Cap Value Investment Division. Change effective May 1, 2006.

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                            FIDELITY VIP
                                   FIDELITY VIP         FIDELITY VIP           GROWTH
                                  ASSET MANAGER        EQUITY-INCOME       OPPORTUNITIES
                                    INVESTMENT           INVESTMENT          INVESTMENT
                                     DIVISION             DIVISION            DIVISION
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $131                $22,638               $14
                                      ------             ----------            ------
EXPENSES:
 Mortality and expense risk
  charges                                 (6)                (4,356)               (3)
                                      ------             ----------            ------
  Net Investment income (loss)           125                 18,282                11
                                      ------             ----------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  139                 62,793               654
 Net realized gain on
  distributions                           --                 84,019                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (192)               (56,354)             (690)
                                      ------             ----------            ------
  Net gain (loss) on
   investments                           (53)                90,458               (36)
                                      ------             ----------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                            $72               $108,740              $(25)
                                      ======             ==========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY VIP       FIDELITY VIP         FIDELITY VIP
                                 HIGH INCOME          INDEX 500          MONEY MARKET
                                  INVESTMENT         INVESTMENT           INVESTMENT
                                   DIVISION           DIVISION             DIVISION
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3                 $122              $8,581
                                    ------            ---------            --------
EXPENSES:
 Mortality and expense risk
  charges                               (5)                (469)             (1,169)
                                    ------            ---------            --------
  Net Investment income
   (loss)                               (2)                (347)              7,412
                                    ------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (328)                  43                  --
 Net realized gain on
  distributions                         --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          399               10,490                  --
                                    ------            ---------            --------
  Net gain (loss) on
   investments                          71               10,533                  --
                                    ------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $69              $10,186              $7,412
                                    ======            =========            ========

                                    PUTNAM VT
                                  INTERNATIONAL         PUTNAM VT         PUTNAM VT
                                      EQUITY              VISTA            VOYAGER
                                    INVESTMENT         INVESTMENT         INVESTMENT
                                     DIVISION           DIVISION           DIVISION
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,782             $ --                $ --
                                    ----------            -----            --------
EXPENSES:
 Mortality and expense risk
  charges                               (8,897)              (4)                 (5)
                                    ----------            -----            --------
  Net Investment income
   (loss)                               (4,115)              (4)                 (5)
                                    ----------            -----            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    139              175              (2,180)
 Net realized gain on
  distributions                             --               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          340,537               21               2,238
                                    ----------            -----            --------
  Net gain (loss) on
   investments                         340,676              196                  58
                                    ----------            -----            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $336,561             $192                 $53
                                    ==========            =====            ========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     JPMORGAN             JPMORGAN               JPMORGAN
                                  INSURANCE TRUST      INSURANCE TRUST       INSURANCE TRUST
                                   BALANCED - 1         CORE BOND - 1     DIVERSIFIED EQUITY - 1
                                    INVESTMENT           INVESTMENT             INVESTMENT
                                   DIVISION (A)         DIVISION (B)           DIVISION (C)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $10,054              $21,539                 $ --
                                     ---------            ---------               ------
EXPENSES:
 Mortality and expense risk
  charges                               (1,975)              (2,513)                  (2)
                                     ---------            ---------               ------
  Net Investment income (loss)           8,079               19,026                   (2)
                                     ---------            ---------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (10,359)              (8,272)                (207)
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              28,650               (4,396)                 240
                                     ---------            ---------               ------
  Net gain (loss) on
   investments                          18,291              (12,668)                  33
                                     ---------            ---------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $26,370               $6,358                  $31
                                     =========            =========               ======

(a) Formerly JPMorgan Investment Trust Balanced Investment Division. Change effective May 1, 2006.

(b) Formerly JPMorgan Investment Trust Bond Investment Division. Change effective May 1, 2006.

(c) Formerly JPMorgan Investment Trust Diversified Equity Investment Division. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN                JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                INTREPID MID CAP - 1    EQUITY INDEX - 1      GOVERNMENT BOND - 1
                                     INVESTMENT            INVESTMENT              INVESTMENT
                                    DIVISION (D)          DIVISION (E)            DIVISION (F)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $8,161                  $926
                                      --------              ---------                ------
EXPENSES:
 Mortality and expense risk
  charges                                  (22)                (3,324)                 (135)
                                      --------              ---------                ------
  Net Investment income
   (loss)                                  (22)                 4,837                   791
                                      --------              ---------                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,013                  5,188                    10
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              (3,967)                55,599                  (122)
                                      --------              ---------                ------
  Net gain (loss) on
   investments                           1,046                 60,787                  (112)
                                      --------              ---------                ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,024                $65,624                  $679
                                      ========              =========                ======

                                                             JPMORGAN               JPMORGAN
                                     JPMORGAN            INSURANCE TRUST        INSURANCE TRUST
                                  INSURANCE TRUST          DIVERSIFIED            DIVERSIFIED
                                INTREPID GROWTH - 1     MID CAP GROWTH - 1     MID CAP VALUE - 1
                                    INVESTMENT              INVESTMENT             INVESTMENT
                                   DIVISION (G)            DIVISION (H)           DIVISION (I)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $73                    $ --                $20,352
                                     ---------              ----------             ----------
EXPENSES:
 Mortality and expense risk
  charges                                 (541)                 (5,895)               (12,759)
                                     ---------              ----------             ----------
  Net Investment income
   (loss)                                 (468)                 (5,895)                 7,593
                                     ---------              ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (41,432)                     78                (96,539)
 Net realized gain on
  distributions                             --                   4,368                259,650
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              43,994                 107,060                 75,295
                                     ---------              ----------             ----------
  Net gain (loss) on
   investments                           2,562                 111,506                238,406
                                     ---------              ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,094                $105,611               $245,999
                                     =========              ==========             ==========

(d) Formerly JPMorgan Investment Trust Diversified Mid Cap Investment Division. Change effective May 1, 2006.

(e) Formerly JPMorgan Investment Trust Equity Index Investment Division. Change effective May 1, 2006.

(f) Formerly JPMorgan Investment Trust Government Bond Investment Division. Change effective May 1, 2006.

(g) Formerly JPMorgan Investment Trust Large Cap Growth Investment Division. Change effective May 1, 2006.

(h) Formerly JPMorgan Investment Trust Mid Cap Growth Investment Division. Change effective May 1, 2006.

(i) Formerly JPMorgan Investment Trust Mid Cap Value Investment Division. Change effective May 1, 2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              FIDELITY VIP
                                   FIDELITY VIP         FIDELITY VIP             GROWTH
                                  ASSET MANAGER         EQUITY-INCOME        OPPORTUNITIES
                                    INVESTMENT           INVESTMENT            INVESTMENT
                                     DIVISION             DIVISION              DIVISION
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $125                $18,282                 $11
 Net realized gain (loss) on
  security transactions                   139                 62,793                 654
 Net realized gain on
  distributions                            --                 84,019                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (192)               (56,354)               (690)
                                     --------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations.                              72                108,740                 (25)
                                     --------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                 --                 59,933                  --
 Net Transfers                         (5,116)              (386,937)             (2,394)
 Administration fee                        (1)                  (385)                 --
 Surrenders for benefit
  payments and fees                        --                     --                  --
 Cost of insurance and other
  fees                                     (8)                (8,687)                 (4)
 Other activity                            --                   (146)                 18
                                     --------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,125)              (336,222)             (2,380)
                                     --------            -----------            --------
 Net increase (decrease) in
  net assets                           (5,053)              (227,482)             (2,405)
NET ASSETS:
 Beginning of year                      5,053                833,719               2,405
                                     --------            -----------            --------
 End of year                             $ --               $606,237                $ --
                                     ========            ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY VIP        FIDELITY VIP          FIDELITY VIP
                                  HIGH INCOME           INDEX 500           MONEY MARKET
                                   INVESTMENT          INVESTMENT            INVESTMENT
                                    DIVISION            DIVISION              DIVISION
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2)               $(347)               $7,412
 Net realized gain (loss) on
  security transactions                 (328)                  43                    --
 Net realized gain on
  distributions                           --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            399               10,490                    --
                                    --------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations.                             69               10,186                 7,412
                                    --------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                   --                21,394
 Net Transfers                        (4,323)              76,427                18,012
 Administration fee                       (1)                 (46)                 (110)
 Surrenders for benefit
  payments and fees                       --                   --                    --
 Cost of insurance and other
  fees                                    (7)                (479)               (2,225)
 Other activity                           12                   (7)                   65
                                    --------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (4,331)              75,895                37,136
                                    --------            ---------            ----------
 Net increase (decrease) in
  net assets                          (4,250)              86,081                44,548
NET ASSETS:
 Beginning of year                     4,250                6,936               162,763
                                    --------            ---------            ----------
 End of year                            $ --              $93,017              $207,311
                                    ========            =========            ==========

                                     PUTNAM VT
                                   INTERNATIONAL           PUTNAM VT           PUTNAM VT
                                       EQUITY                VISTA              VOYAGER
                                     INVESTMENT            INVESTMENT          INVESTMENT
                                      DIVISION              DIVISION            DIVISION
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,115)                $(4)                $(5)
 Net realized gain (loss) on
  security transactions                      139                 175              (2,180)
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            340,537                  21               2,238
                                    ------------            --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations.                            336,561                 192                  53
                                    ------------            --------            --------
UNIT TRANSACTIONS:
 Purchases                               121,626                  --                  --
 Net Transfers                           875,970              (3,824)             (4,709)
 Administration fee                         (734)                 (1)                 (1)
 Surrenders for benefit
  payments and fees                           --                  --                  --
 Cost of insurance and other
  fees                                   (16,775)                 (6)                 (8)
 Other activity                             (746)                 --                  --
                                    ------------            --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      979,341              (3,831)             (4,718)
                                    ------------            --------            --------
 Net increase (decrease) in
  net assets                           1,315,902              (3,639)             (4,665)
NET ASSETS:
 Beginning of year                       647,134               3,639               4,665
                                    ------------            --------            --------
 End of year                          $1,963,036                $ --                $ --
                                    ============            ========            ========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN                JPMORGAN
                                   INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    BALANCED - 1           CORE BOND - 1      DIVERSIFIED EQUITY - 1
                                     INVESTMENT             INVESTMENT              INVESTMENT
                                    DIVISION (A)           DIVISION (B)            DIVISION (C)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,079                $19,026                   $(2)
 Net realized gain (loss) on
  security transactions                  (10,359)                (8,272)                 (207)
 Net realized gain on
  distributions                               --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    28,650                 (4,396)                  240
                                     -----------            -----------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                              26,370                  6,358                    31
                                     -----------            -----------              --------
UNIT TRANSACTIONS:
 Purchases                                21,507                 64,548                    --
 Net Transfers                          (121,388)              (346,808)               (1,502)
 Administration fee                         (172)                  (226)                   --
 Surrenders for benefit
  payments and fees                           --                     --                    --
 Cost of insurance and other
  fees                                    (3,916)                (5,118)                   (2)
 Other activity                              (52)                   (14)                   --
                                     -----------            -----------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (104,021)              (287,618)               (1,504)
                                     -----------            -----------              --------
 Net increase (decrease) in
  net assets                             (77,651)              (281,260)               (1,473)
NET ASSETS:
 Beginning of year                       360,609                566,652                 1,473
                                     -----------            -----------              --------
 End of year                            $282,958               $285,392                  $ --
                                     ===========            ===========              ========

(a) Formerly JPMorgan Investment Trust Balanced Investment Division. Change effective May 1, 2006.

(b) Formerly JPMorgan Investment Trust Bond Investment Division. Change effective May 1, 2006.

(c) Formerly JPMorgan Investment Trust Diversified Equity Investment Division. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN                JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST         INSURANCE TRUST          INSURANCE TRUST
                                INTREPID MID CAP - 1      EQUITY INDEX - 1        GOVERNMENT BOND - 1
                                     INVESTMENT              INVESTMENT               INVESTMENT
                                    DIVISION (D)            DIVISION (E)             DIVISION (F)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(22)                  $4,837                    $791
 Net realized gain (loss) on
  security transactions                   5,013                    5,188                      10
 Net realized gain on
  distributions                              --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (3,967)                  55,599                    (122)
                                      ---------              -----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,024                   65,624                     679
                                      ---------              -----------               ---------
UNIT TRANSACTIONS:
 Purchases                                1,598                   27,564                   7,324
 Net Transfers                          (20,637)                (148,917)                 (1,670)
 Administration fee                          (3)                    (287)                    (29)
 Surrenders for benefit
  payments and fees                          --                       --                      --
 Cost of insurance and other
  fees                                      (31)                  (6,550)                   (119)
 Other activity                              --                      (77)                     --
                                      ---------              -----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,073)                (128,267)                  5,506
                                      ---------              -----------               ---------
 Net increase (decrease) in
  net assets                            (18,049)                 (62,643)                  6,185
NET ASSETS:
 Beginning of year                       18,049                  566,763                  17,538
                                      ---------              -----------               ---------
 End of year                               $ --                 $504,120                 $23,723
                                      =========              ===========               =========

                                                              JPMORGAN                JPMORGAN
                                      JPMORGAN            INSURANCE TRUST          INSURANCE TRUST
                                  INSURANCE TRUST           DIVERSIFIED              DIVERSIFIED
                                INTREPID GROWTH - 1      MID CAP GROWTH - 1       MID CAP VALUE - 1
                                     INVESTMENT              INVESTMENT              INVESTMENT
                                    DIVISION (G)            DIVISION (H)            DIVISION (I)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(468)                 $(5,895)                  $7,593
 Net realized gain (loss) on
  security transactions                 (41,432)                      78                  (96,539)
 Net realized gain on
  distributions                              --                    4,368                  259,650
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   43,994                  107,060                   75,295
                                     ----------             ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,094                  105,611                  245,999
                                     ----------             ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                4,516                   70,943                  782,484
 Net Transfers                          (53,645)               1,276,202               (1,144,745)
 Administration fee                         (48)                    (476)                  (1,138)
 Surrenders for benefit
  payments and fees                          --                       --                       --
 Cost of insurance and other
  fees                                   (1,063)                 (10,917)                 (25,571)
 Other activity                             (17)                  13,717                   (8,481)
                                     ----------             ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (50,257)               1,349,469                 (397,451)
                                     ----------             ------------            -------------
 Net increase (decrease) in
  net assets                            (48,163)               1,455,080                 (151,452)
NET ASSETS:
 Beginning of year                      117,474                  111,090                1,881,981
                                     ----------             ------------            -------------
 End of year                            $69,311               $1,566,170               $1,730,529
                                     ==========             ============            =============

(d) Formerly JPMorgan Investment Trust Diversified Mid Cap Investment Division. Change effective May 1, 2006.

(e) Formerly JPMorgan Investment Trust Equity Index Investment Division. Change effective May 1, 2006.

(f) Formerly JPMorgan Investment Trust Government Bond Investment Division. Change effective May 1, 2006.

(g) Formerly JPMorgan Investment Trust Large Cap Growth Investment Division. Change effective May 1, 2006.

(h) Formerly JPMorgan Investment Trust Mid Cap Growth Investment Division. Change effective May 1, 2006.

(i) Formerly JPMorgan Investment Trust Mid Cap Value Investment Division. Change effective May 1, 2006.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                 FIDELITY VIP
                                    FIDELITY VIP           FIDELITY VIP             GROWTH
                                    ASSET MANAGER          EQUITY-INCOME         OPPORTUNITIES
                                     INVESTMENT             INVESTMENT            INVESTMENT
                                      DIVISION               DIVISION              DIVISION
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,076                 $5,048                  $74
 Net realized gain (loss) on
  security transactions                   19,862                 29,877               13,800
 Net realized gain on
  distributions                               56                 26,298                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (17,782)                (9,510)             (10,825)
                                     -----------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               5,212                 51,713                3,049
                                     -----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 5,502                179,595                   --
 Net Transfers                                --                 (6,460)                  --
 Administration fee                         (303)                  (808)                 (30)
 Surrenders for benefit
  payments and fees                     (207,528)              (328,994)             (55,188)
 Cost of insurance and other
  fees                                    (2,772)               (14,623)                (672)
 Other activity                                3                     (3)                  (1)
                                     -----------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (205,098)              (171,293)             (55,891)
                                     -----------            -----------            ---------
 Net increase (decrease) in
  net assets                            (199,886)              (119,580)             (52,842)
NET ASSETS:
 Beginning of year                       204,939                953,299               55,247
                                     -----------            -----------            ---------
 End of year                              $5,053               $833,719               $2,405
                                     ===========            ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                    HIGH INCOME             INDEX 500            MONEY MARKET
                                    INVESTMENT             INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION               DIVISION
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,019                 $1,980                 $6,228
 Net realized gain (loss) on
  security transactions                  14,847                 59,568                     --
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,807)               (54,899)                    --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,059                  6,649                  6,228
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                  4,260                 33,580
 Net Transfers                               --                   (565)              (166,092)
 Administration fee                         (56)                  (292)                  (208)
 Surrenders for benefit
  payments and fees                    (155,803)              (430,734)              (168,902)
 Cost of insurance and other
  fees                                   (1,254)                (3,182)                (4,031)
 Other activity                              (1)                     7                     10
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (157,114)              (430,506)              (305,643)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (156,055)              (423,857)              (299,415)
NET ASSETS:
 Beginning of year                      160,305                430,793                462,178
                                    -----------            -----------            -----------
 End of year                             $4,250                 $6,936               $162,763
                                    ===========            ===========            ===========

                                     PUTNAM VT
                                   INTERNATIONAL            PUTNAM VT              PUTNAM VT
                                      EQUITY                  VISTA                 VOYAGER
                                    INVESTMENT             INVESTMENT             INVESTMENT
                                     DIVISION               DIVISION               DIVISION
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,190                  $(951)                   $39
 Net realized gain (loss) on
  security transactions                  29,740                (23,188)               (32,404)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            31,610                 41,771                 46,911
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             68,540                 17,632                 14,546
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              201,223                  4,970                 10,473
 Net Transfers                          (57,028)                (2,239)                (1,462)
 Administration fee                        (509)                  (317)                  (544)
 Surrenders for benefit
  payments and fees                    (138,716)              (179,838)              (300,002)
 Cost of insurance and other
  fees                                  (10,137)                (2,742)                (4,206)
 Other activity                              14                     22                     29
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,153)              (180,144)              (295,712)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                             63,387               (162,512)              (281,166)
NET ASSETS:
 Beginning of year                      583,747                166,151                285,831
                                    -----------            -----------            -----------
 End of year                           $647,134                 $3,639                 $4,665
                                    ===========            ===========            ===========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                        JPMORGAN
                                  JPMORGAN           JPMORGAN          INVESTMENT
                                 INVESTMENT         INVESTMENT           TRUST
                                   TRUST              TRUST           DIVERSIFIED
                                  BALANCED             BOND              EQUITY
                                 INVESTMENT         INVESTMENT         INVESTMENT
                                DIVISION (A)       DIVISION (B)       DIVISION (C)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $7,117            $19,322               $144
 Net realized gain (loss) on
  security transactions             (11,137)             5,340             12,446
 Net realized gain on
  distributions                          --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        10,682            (14,351)           (12,463)
                                -----------        -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          6,662             10,311                127
                                -----------        -----------        -----------
UNIT TRANSACTIONS:
 Purchases                           48,771             61,852              1,479
 Net Transfers                       16,832             43,041                 --
 Administration fee                    (449)              (531)               (83)
 Surrenders for benefit
  payments and fees                (227,577)          (292,117)          (180,506)
 Cost of insurance and other
  fees                               (5,856)            (8,953)              (746)
 Other activity                           3                  3                  1
                                -----------        -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (168,276)          (196,705)          (179,855)
                                -----------        -----------        -----------
 Net increase (decrease) in
  net assets                       (161,614)          (186,394)          (179,728)
NET ASSETS:
 Beginning of year                  522,223            753,046            181,201
                                -----------        -----------        -----------
 End of year                       $360,609           $566,652             $1,473
                                ===========        ===========        ===========

(a) Formerly One Group Investment Trust Balanced Investment Division. Change effective May 2, 2005.

(b) Formerly One Group Investment Trust Bond Investment Division. Change effective May 2, 2005.

(c) Formerly One Group Investment Trust Diversified Equity Investment Division. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 JPMORGAN                                       JPMORGAN
                                INVESTMENT              JPMORGAN               INVESTMENT
                                  TRUST                INVESTMENT                TRUST
                               DIVERSIFIED               TRUST                 GOVERNMENT
                                 MID CAP              EQUITY INDEX                BOND
                                INVESTMENT             INVESTMENT              INVESTMENT
                               DIVISION (D)           DIVISION (E)            DIVISION (F)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,740)                $4,059                      $(66)
 Net realized gain (loss) on
  security transactions             86,962                  3,835                     3,532
 Net realized gain on
  distributions                     11,133                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (43,830)                14,700                    (3,520)
                               -----------             ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        52,525                 22,594                       (54)
                               -----------             ----------            --------------
UNIT TRANSACTIONS:
 Purchases                           3,847                 73,474                    14,972
 Net Transfers                          --                 88,921                     1,255
 Administration fee                   (470)                  (403)                      (15)
 Surrenders for benefit
  payments and fees               (406,317)               (52,458)                  (84,430)
 Cost of insurance and other
  fees                              (6,978)                (8,126)                      (59)
 Other activity                        (23)                    (1)                      (16)
                               -----------             ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (409,941)               101,407                   (68,293)
                               -----------             ----------            --------------
 Net increase (decrease) in
  net assets                      (357,416)               124,001                   (68,347)
NET ASSETS:
 Beginning of year                 375,465                442,762                    85,885
                               -----------             ----------            --------------
 End of year                       $18,049               $566,763                   $17,538
                               ===========             ==========            ==============


                                       JPMORGAN                  JPMORGAN                 JPMORGAN
                                      INVESTMENT                INVESTMENT               INVESTMENT
                                        TRUST                     TRUST                    TRUST
                                   LARGE CAP GROWTH           MID CAP GROWTH           MID CAP VALUE
                                      INVESTMENT                INVESTMENT               INVESTMENT
                                     DIVISION (G)              DIVISION (H)             DIVISION (I)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(690)                  $(2,395)                  $(460)
 Net realized gain (loss) on
  security transactions                   (240,333)                   99,965                  91,507
 Net realized gain on
  distributions                                 --                        --                 112,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year              264,614                   (62,869)                (81,164)
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                23,591                    34,701                 122,591
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  31,328                    45,890                 492,579
 Net Transfers                             (76,599)                 (138,565)                298,963
 Administration fee                           (661)                     (614)                 (1,207)
 Surrenders for benefit
  payments and fees                       (424,012)                 (336,537)               (618,231)
 Cost of insurance and other
  fees                                      (8,064)                   (6,488)                (23,313)
 Other activity                                 21                        (3)                    (58)
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (477,987)                 (436,317)                148,733
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                              (454,396)                 (401,616)                271,324
NET ASSETS:
 Beginning of year                         571,870                   512,706               1,610,657
                                    --------------            --------------            ------------
 End of year                              $117,474                  $111,090              $1,881,981
                                    ==============            ==============            ============

(d) Formerly One Group Investment Trust Diversified Mid Cap Investment Division. Change effective May 2, 2005.

(e) Formerly One Group Investment Trust Equity Index Investment Division. Change effective May 2, 2005.

(f) Formerly One Group Investment Trust Government Bond Investment Division. Change effective May 2, 2005.

(g) Formerly One Group Investment Trust Large Cap Growth Investment Division. Change effective May 2, 2005.

(h) Formerly One Group Investment Trust Mid Cap Growth Investment Division. Change effective May 2, 2005.

(i) Formerly One Group Investment Trust Mid Cap Value Investment Division. Change effective May 2, 2005.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, The One Provider (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following Investment Divisions (collectively, the "Investment Divisions"): the Fidelity VIP Equity-Income Investment Division, Fidelity VIP Index 500 Investment Division, Fidelity VIP Money Market Investment Division, Putnam VT International Equity Investment Division, JPMorgan Insurance Trust Balanced - 1 Investment Division, JPMorgan Insurance Trust Core Bond - 1 Investment Division, JPMorgan Insurance Trust Equity Index -1 Investment Division, JPMorgan Insurance Trust Government Bond - 1 Investment Division, JPMorgan Insurance Trust Intrepid Growth - 1 Investment Division, JPMorgan Insurance Trust Diversified Mid Cap Growth - 1 Investment Division and JPMorgan Insurance Trust Diversified Mid Cap Value - 1 Investment Division.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) COST OF INSURANCE -- In accordance with the terms of the contracts, the Company makes deductions for cost of insurance charges to cover the Company's anticipated costs of the insured which is dependent on their individual characteristics (e.g. age, risk class). Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable life insurance contracts, provides the mortality and expense risk charges and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges

-------------------------------------------------------------------------------

       are reflected as a component of operating expenses on the accompanying statements of operations.

       c) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance on the accompanying statements of changes in net assets.

       d) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges at a maximum annual rate of 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of other activity on the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                       PURCHASES      PROCEEDS
INVESTMENT DIVISION                                     AT COST      FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Asset Manager Investment Division                $130        $5,130
Fidelity VIP Equity-Income Investment Division             162,630       396,552
Fidelity VIP Growth Opportunities Investment
 Division                                                       15         2,401
Fidelity VIP High Income Investment Division                     4         4,336
Fidelity VIP Index 500 Investment Division                  76,549           994
Fidelity VIP Money Market Investment Division               86,542        42,011
Putnam VT International Equity Investment Division       1,018,980        43,757
Putnam VT Vista Investment Division                             --         3,835
Putnam VT Voyager Investment Division                           --         4,723
JPMorgan Insurance Trust Balanced - 1 Investment
 Division                                                   29,224       125,112
JPMorgan Insurance Trust Core Bond - 1 Investment
 Division                                                   82,329       350,868
JPMorgan Insurance Trust Diversified Equity - 1
 Investment Division                                            --         1,506
JPMorgan Insurance Trust Intrepid Mid Cap - 1
 Investment Division                                         1,598        20,693
JPMorgan Insurance Trust Equity Index - 1 Investment
 Division                                                   33,136       156,470
JPMorgan Insurance Trust Government Bond - 1
 Investment Division                                         8,124         1,820
JPMorgan Insurance Trust Intrepid Growth - 1
 Investment Division                                         4,284        55,009
JPMorgan Insurance Trust Diversified Mid Cap Growth
 - 1 Investment Division                                 1,371,016        23,080
JPMorgan Insurance Trust Diversified Mid Cap Value -
 1 Investment Division                                   1,056,085     1,186,290
                                                      ------------  ------------
                                                        $3,930,646    $2,424,587
                                                      ============  ============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                           UNITS         UNITS           NET INCREASE
INVESTMENT DIVISION                       ISSUED       REDEEMED           (DECREASE)
----------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Investment
 Division                                   3,901        28,423             (24,522)
Fidelity VIP Index 500 Investment
 Division                                   6,300            42               6,258
Fidelity VIP Money Market Investment
 Division                                   6,221         3,278               2,943
Putnam VT International Equity
 Investment Division                       62,358         2,184              60,174
JPMorgan Insurance Trust Balanced - 1
 Investment Division                        1,801        11,484              (9,683)
JPMorgan Insurance Trust Core Bond - 1
 Investment Division                        4,129        23,666             (19,537)
JPMorgan Insurance Trust Equity Index -
 1 Investment Division                      2,613        16,267             (13,654)
JPMorgan Insurance Trust Government Bond
 - 1 Investment Division                      524           133                 391
JPMorgan Insurance Trust Intrepid Growth
 - 1 Investment Division                      467         6,169              (5,702)
JPMorgan Insurance Trust Diversified Mid
 Cap Growth - 1 Investment Division        96,496         1,237              95,259
JPMorgan Insurance Trust Diversified Mid
 Cap Value - 1 Investment Division         45,553        69,298             (23,745)

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                           UNITS         UNITS           NET INCREASE
INVESTMENT DIVISION                       ISSUED       REDEEMED           (DECREASE)
----------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Investment
 Division                                     473        17,436             (16,963)
Fidelity VIP Equity-Income Investment
 Division                                  26,417        39,066             (12,649)
Fidelity VIP Growth Opportunities
 Investment Division                           --         6,085              (6,085)
Fidelity VIP High Income Investment
 Division                                      --        16,994             (16,994)
Fidelity VIP Index 500 Investment
 Division                                     381        37,755             (37,374)
Fidelity VIP Money Market Investment
 Division                                   4,972        30,202             (25,230)
Putnam VT International Equity
 Investment Division                       28,215        28,454                (239)
Putnam VT Vista Investment Division           465        15,637             (15,172)
Putnam VT Voyager Investment Division       1,055        28,534             (27,479)
JPMorgan Investment Trust Balanced
 Investment Division                       10,086        26,028             (15,942)
JPMorgan Investment Trust Bond
 Investment Division                        7,067        20,464             (13,397)
JPMorgan Investment Trust Diversified
 Equity Investment Division                   160        19,158             (18,998)
JPMorgan Investment Trust Diversified
 Mid Cap Investment Division                  269        26,330             (26,061)
JPMorgan Investment Trust Equity Index
 Investment Division                       24,011        12,492              11,519
JPMorgan Investment Trust Government
 Bond Investment Division                   1,379         6,348              (4,969)
JPMorgan Investment Trust Large Cap
 Growth Investment Division                 9,424        62,747             (53,323)
JPMorgan Investment Trust Mid Cap Growth
 Investment Division                        3,679        36,900             (33,221)
JPMorgan Investment Trust Mid Cap Value
 Investment Division                       56,664        49,007               7,657

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                              UNIT                CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges                   38,275      $15.838976               $606,237
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   62,797       13.276411                833,719
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   75,446       12.635477                953,299
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   59,528       11.418406                679,711
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   29,403        8.825706                259,502
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP EQUITY-INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%              3.39%              19.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              1.17%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.11%              10.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              1.13%              29.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              1.12%             (17.54)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 INVESTMENT
 DIVISION
 2006  Lowest contract charges                    6,845      $13.589050                $93,017
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                      587       11.818722                  6,936
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   37,961       11.348373                430,793
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   40,124       10.326447                414,336
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   26,886        8.094271                217,622
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
FIDELITY VIP MONEY MARKET INVESTMENT
 DIVISION
 2006  Lowest contract charges                   16,172       12.819312                207,311
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   13,229       12.303576                162,763
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   38,459       12.017574                462,178
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   77,655       11.951555                928,093
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   43,907       11.910489                522,950
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP INDEX 500 INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%              0.17%              14.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.66%              1.79%               4.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.22%               9.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              1.18%              27.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              1.40%             (22.75)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP MONEY MARKET INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%              4.77%               4.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              2.90%               2.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.14%               0.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              0.98%               0.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              1.69%               1.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges                  103,447      $18.976320             $1,963,036
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   43,273       14.954750                647,134
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   43,512       13.415859                583,747
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   76,192       11.621485                885,466
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   49,828        9.100942                453,484
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
JPMORGAN INSURANCE TRUST BALANCED - 1
 INVESTMENT DIVISION
 2006  Lowest contract charges                   23,896       11.840974                282,958
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   33,579       10.739097                360,609
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   49,521       10.545485                522,223
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                  426,941       10.039048              4,286,084
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                  300,897        8.621597              2,594,211
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              0.35%              26.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              1.74%              11.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.52%              15.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              0.68%              27.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              0.79%             (18.20)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST BALANCED - 1
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              3.32%              10.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              2.43%               1.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              2.41%               5.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              2.24%              16.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%                --              (12.26)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND - 1
 INVESTMENT DIVISION
 2006  Lowest contract charges                   18,533      $15.399138               $285,392
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   38,070       14.884275                566,652
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   51,467       14.631725                753,046
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   64,295       14.142776                909,305
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   85,524       13.704248              1,172,048
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
JPMORGAN INSURANCE TRUST EQUITY
 INDEX - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                   47,211       10.677935                504,120
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   60,865        9.311768                566,763
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   49,346        8.972652                442,762
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                  182,707        8.185051              1,495,462
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                  126,082        6.437252                811,619
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME               TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND - 1
 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              5.60%               3.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              3.91%               1.73%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              4.76%               3.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              5.65%               3.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%              0.01%               9.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST EQUITY
 INDEX - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              1.60%              14.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              1.38%               3.78%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              1.08%               9.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              0.89%              27.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%                --              (22.98)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT
 BOND - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                    1,628      $14.570622                $23,723
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                    1,237       14.173631                 17,538
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                    6,206       13.839155                 85,885
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   10,420       13.311830                138,706
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                    6,330       13.066566                 82,709
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                    7,364        9.412467                 69,311
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   13,066        8.990712                117,474
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   66,389        8.613992                571,870
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                  203,714        8.099437              1,649,966
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                  164,133        6.391990              1,049,136
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME               TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT
 BOND - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              4.47%               2.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.69%                --                2.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              4.52%               3.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              4.34%               1.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.64%                --               11.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              0.09%               4.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              0.51%               4.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              0.24%               6.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%              0.09%              26.71%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%                --              (28.94)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
INVESTMENT DIVISION                          UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP GROWTH - 1 INVESTMENT
 DIVISION
 2006  Lowest contract charges                  103,374      $15.150541             $1,566,170
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                    8,115       13.690145                111,090
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                   41,335       12.403548                512,706
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   52,771       11.085663                584,996
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   32,816        8.775549                287,977
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP VALUE - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                   90,933       19.030870              1,730,529
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                  114,678       16.410947              1,881,981
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2004  Lowest contract charges                  107,021       15.049942              1,610,657
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2003  Lowest contract charges                   95,019       13.127082              1,247,320
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2002  Lowest contract charges                   19,052        9.375794                189,619
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME               TOTAL
INVESTMENT DIVISION                         RATIO*            RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP GROWTH - 1 INVESTMENT
 DIVISION
 2006  Lowest contract charges                0.65%                --               10.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%                --               10.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%                --               11.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%                --               26.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%                --              (20.65)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP VALUE - 1 INVESTMENT DIVISION
 2006  Lowest contract charges                0.65%              1.04%              15.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.65%              0.62%               9.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.65%              0.43%              14.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.64%              0.22%              31.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.65%                --              (13.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Investment Division for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the Fund in which the Investment Divisions invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

      expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, and Administrative Charges assessed to contract owners. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will charge an expense up to a maximum of 0.65% on an annual basis of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The company, will charge an expense up to a maximum of $10.00 per coverage month for administrative services provided by the Company.

    These charges are redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    (1) Principal Underwriting Agreement.(1)
(c)    (2) Form of Selling Agreements.(2)
(d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)
(e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)
(g)    Contracts of Reinsurance.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and Consent of Jerry K. Scheinfeldt, Assistant General Counsel and Assistant Vice President.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No Financial Statements are Omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(1)
(r)    Power of Attorney.

------------

(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, dated October 26, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, dated May 31, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form S-6, File No. 33-63731, dated April 19, 1999.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Diane Krajewski                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President, General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-50280, filed on April 9, 2007.

ITEM 29.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33 -776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange

     Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable

     Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President & Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
George R. Jay                   Chief Broker-Dealer Compliance Officer
Joseph F. Mahoney               Vice President
Thomas M. Marra                 President and Chief Executive Officer, Director
John C. Walters                 Executive Vice President

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas M. Marra, President, Chief Executive
 Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
 Accounting Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Jerry K. Scheinfeldt
 Director*                                                                Attorney-in-Fact
David M. Znamierowski, Executive                                   Date:  April 9, 2007
 Vice President & Chief Investment Officer,
 Director*

33-63731

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant General Counsel and Assistant Vice President.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Power of Attorney.